[PERFORMANCE FUNDS LOGO]

July 1, 1998

Dear Shareholder:

     We're pleased to present you the Performance Funds' sixth annual report for the fiscal year ended May 31, 1998. The Performance Funds comprise of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Growth Fund, and our newest fund, The Small Cap Fund. All funds are managed by Trustmark National Bank.

ECONOMIC REVIEW

     The Funds' fiscal year of May 31, 1998 ended with the U.S. economy in its eighth consecutive year of expansion, the longest on record. The unique times we are experiencing can be attributable to a number of factors: budget accord, falling deficit, reduced treasury supply, strong dollar, increased productivity, low inflation/ unemployment.

     While we remain optimistic that the economy will continue to expand, we recognize its susceptibility to global events. Prior to last October's financial crisis in Asia, the pace of the U.S. economy was accelerating and a Fed tightening appeared imminent. Fed Chairman Greenspan's testimony before the Joint Economic Committee following the global equity meltdown came as a welcomed salve to a nervous financial market. The Fed's dilemma is twofold: 1) maintain orderly domestic markets, while 2) controlling domestic inflation. The "Greenspan" Fed seems to have done a good job. Until the uncertainties and risks associated with the Asian economies become more evident, there is no compelling reason to change current monetary policy. Why raise rates and risk putting the U.S. economy into a recession should the Asian problems prove more severe than originally perceived, or lower rates and potentially reignite inflation? With current inflation running 1.7%, the Fed is even more restrictive now than when it last raised rates in March of 1997, when inflation was at 2.8%

     Just as the Fed remains diligent in balancing the risk/reward of the domestic market amid global uncertainties, we too remain diligent in the task of enhancing shareholder value. In our current effort to provide the best possible shareholder service, we encourage you to view your current investment strategy with a long-term perspective. Regardless of market conditions, the Performance Funds' investment discipline remains the same with careful security selection, diversification, and constant supervision.

     On the following pages you will find a detailed discussion of each funds' performance. As always, we appreciate your support, welcome your questions, and look forward to serving you in the years to come.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
------------

Trustmark Bank provides investment advisory services and other services to the Fund and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the Chairman of the Board through the end of the period covered by the report, as stated on the cover. The Chairman of the Board's views are subject to change based on market and other conditions.

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND

     The Performance Money Market Fund provided investors with a return of 5.43% for the Institutional Class and 5.18% for the Consumer Service Class for the year ended May 31, 1998. During this period, the 7-day yield of the Fund remained in a narrow band with a low yield of 5.20% on May 11, 1998 and a high yield of 5.46% on January 5, 1998 (Institutional Class). As of May 31, 1998 the 7-day yield for the Fund was 5.24%. One of the main reasons for the small change in short rates during this period was the continued inactivity of the Federal Reserve. Since the sector of the yield curve that the Fund invests in is one year and under and greatly influenced by changes in the Fed Funds target, an accommodating Federal Reserve led to stable short term rates.

     The Fund invests primarily in high-quality, short-term instruments such as
U. S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper, and repurchase agreements. The Fund is considered a "first tier" Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A1 or higher) and Moody's (P1 or higher). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
------------
All performance figures cited here represent past performance of the Money Market Fund and do not guarantee future results.

                 PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

     Institutional Class shareholders of the Short Term Government Income Fund received a return of 6.73% (Consumer Service Class 6.48%) for the current fiscal year. Ending share value was $9.85, up $.10 per share for the year. Average share price was $9.83 with a high of $9.92, and a low of $9.75. We believe this low level of price fluctuation, combined with a highly competitive return, has made this fund an attractive alternative to money markets and CD's.

     The short bond market has been whipsawed over the past year by the opposing forces of a strong domestic economy and the economic woes filtering out of Asia. With our labor force working at near full capacity, our economy continues to expand at a rate above that which our Federal Reserve Board deems a sustainable level. The case of an interest rate hike remains prevalent, and markets have reacted with intermittent yield spikes. However, Asian market turmoil has had its effect on our economy, slowing manufacturing and trade, and it is quite possible that we have yet to see the full effect. The possible magnitude of a global economy induced slowdown, has sent investors scampering for bonds, causing a generally downward trend in rates, and a flat yield curve.

     Whether global deflation or domestic inflationary pressure prevails, we continue to see value in the short end of the yield curve, as 10-year Treasuries out yield 2-year Treasuries by only a few basis points. We believe Asian investors will continue to pursue our bond market as a haven from their own downward spiraling currencies. Our domestic interest rates and quelled levels of inflation also offer high real return (return in excess of inflation) relative to other real returns across the globe. In addition, a high priced stock market and disappointing corporate earnings may incent investors to look for ways to dilute risk in their portfolios with short term bonds.

     For now, our investment strategy remains unchanged. We will continue to pursue higher yielding securities in the U. S. Government market while reducing the price volatility of the portfolio. We will stress quality, keep a solid base of U. S. Treasury securities, continually search for short agency mortgage securities which meet stringent criteria, and avoid corporate issues until we see better opportunity.

                                          Signed,

                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Vice President
                                          Trustmark National Bank
------------
Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

              PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     For the fiscal year ended May 31, 1998 the Performance Intermediate Term Government Income Fund returned 10.42% for the Institutional Class shareholders and 10.15% for the Consumer Service Class shareholders. Share price, as measured by net asset value, increased from $9.93 on May 31, 1997 to $10.34 on May 31, 1998. The Fund's objective is to provide a higher level of current income with total return, which consists of income and capital preservation, also an important consideration. The Fund primarily invests in U.S. government securities and investment grade corporate paper. While there is no maximum maturity for an individual issue the Fund itself will normally have an average maturity between three to ten years.

     For the fiscal year the bond market was the beneficiary of a tumultuous Asian market, a bipartisan budget accord, a falling deficit, reduced treasury supply, a strong dollar, increased productivity, and low inflation. Bond yields, as measured by the 30-year Treasury bond, fell from 6.91% to 5.80% while short-term yields, as measured by the 2-year Treasury note, fell from 6.20% to 5.52% while Fed Funds remained unchanged at 5.50%. The markets' concern was evidenced by this spread compression between the 2-year and 30 year Treasury from 71BP to 28BP for the period. The Fed has left rates alone as continued domestic job growth and falling unemployment have been offset by increased productivity, falling commodity prices and a strong dollar. Previously, the longest a "Greenspan" Fed had waited to tighten a second time in a cycle was six weeks. Through May it has now been 60 weeks!

     The Fund continues to stress quality and yield with increased emphasis on spread products such as callable U. S. Agencies and investment grade corporate paper. In fact, the Fund's exposure in corporate paper was increased from 20% to 30% this past year as yields continued their descent and domestic investors sought yield and foreign investors sought quality.

     The Fund continues to be managed recognizing that market and economic conditions are constantly changing, which can and does affect the Fund's composition. Please be mindful that while volatility can be extreme at times, it does afford opportunities to acquire securities at more attractive valuations.

     We appreciate your participation in The Performance Intermediate Term Government Fund, and hope this report gives you insight to our investment discipline, philosophy, and strategy at this time.

                                          Signed,

                                          /s/ Robert H. Spaulding

                                          Robert H. Spaulding
                                          Vice President & Trust Investment
                                          Officer
------------

All performance figures cited here represent past performance of the Intermediate Term Government Income Fund and do not guarantee future results.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                       PERFORMANCE LARGE CAP EQUITY FUND

     For the fiscal year ended May 31, 1998, the Performance Large Cap Equity Fund is able to report another good year, returning 32.53% to its Institutional Class shareholders and 32.2% to its Consumer Service Class shareholders. For this same period the S&P returned 28.61%.

     Again, the health care sector performed very well with Pfizer up 105%, Warner Lambert (1.37%) up 91% and Schering Plough up 86%. The retail sector saw good performance with the Gap (0.71%) up 137%, WalMart up 85% and Walgreen (1.12%) up 51%, along with the financial sector: Merrill Lynch (0.73%) up 70% and Travelers (1.07%) up 68%.

     We saw much volatility during this period, experiencing twenty-one new highs in the months of February and March alone. We were still in a period of relatively low inflation and low interest rates. We have begun to see more earnings estimates questioned, especially from companies who are more involved in the Asian markets. Thus, we will probably continue to see more of the volatility to which we have become accustomed.

     Our efforts and resources continue to be directed at security selection and not at market timing.

                             TEN LARGEST HOLDINGS*

        1.  General Electric Corp.  3.66%     4.  Exxon Corp.            2.39%     8.  IBM Corp.        1.72%
        2.  Microsoft Corp.         2.76%     5.  Schering Plough Corp.  2.33%     9.  Royal Dutch-ADR  1.68%
        3.  Coca Cola Co.           2.71%     6.  Merck & Co.            1.87%    10.  Pfizer, Inc.     1.67%
                                              7.  Wal-Mart Stores, Inc.  1.76%

                                          Signed,

                                          /s/ Charles H. Windham, Jr.

                                          Charles H. Windham, Jr.
                                          Vice President
                                          Trustmark National Bank
------------

* Percentages based upon Total Investments as of May 31, 1998.

The Fund's Performance is compared to the Standard & Poor's 500 Stock Index, which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                        PERFORMANCE MID CAP GROWTH FUND

     For the twelve months ending May 31, 1998 the Mid Cap Growth Fund returned 27.15% (Institutional Class) and 26.82% (Consumer Service Class). This compares to the S&P MidCap 400 Index which returned 28.29% during the same period.

     Strong performance from the Health Care and Financial sectors significantly impacted the Fund's return. Among the Health Care names, both Watson Pharmaceutical and Mylan Labs (1.12%) provided returns of more than 100%. Paine Webber, in the Financial sector, was up 80% while Bear Stearns and A.G. Edwards increased 60% in value. A position in Callaway Golf, down 35% for the period, penalized results. Other disappointing performers were Olsten Corp. down 35% and Vishay Intertech down 19%.

     The Fund focuses on those companies in the MidCap Index we believe to have increasing earnings prospects and attractive valuations. We plan to continue to direct our concentration on the operating results of individual companies and not on market timing. Listed below are the 10 largest holdings in the Fund at May 31, 1998.

                             TEN LARGEST HOLDINGS*

 1.  Dollar General Corp.           2.33%   4.  Coca Cola Enterprises, Inc.    1.86%   8.  Sundstrand Corp.             1.65%
 2.  Paine Webber Group, Inc.       1.96%   5.  Bear Stearns Cos, Inc.         1.86%   9.  Comdisco, Inc.               1.60%
 3.  Watson Pharmaceutical, Inc.    1.87%   6.  Edwards (A.G.), Inc.           1.81%  10.  Jones Apparel Group, Inc.    1.56%
                                            7.  First Health Group Corp.       1.67%

                                          Signed,

                                          /s/ Douglas H. Ralston

                                          Douglas H. Ralston, CFA
                                          Vice President
                                          Trustmark National Bank
------------

* Percentages based upon Total Investments as of May 31, 1998.

The Fund's performance is compared to the Standard & Poor's Midcap 400 Stock Index, which is a capitalization-weighted index that measures the performance of the mid-range sector of U.S. stock market where the median market capitalization is approximately $700 million. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                           PERFORMANCE SMALL CAP FUND

     The Performance Small Cap Fund began operations on October 1, 1997. Total return for the fund from inception through fiscal year end, May 31, 1998 was -0.80% (Institutional Class) and -0.90% (Consumer Service Class). During this same period the S&P 600 Small Cap Index returned 2.51%.

     The Fund's underperformance is mainly attributable to two factors: First, the fourth quarter of 1997 was a difficult period in the small capitalization sector. The S&P 600 traded between 190 and 175 during this period and the timing of the Fund's cash flows were a detriment to performance. Second, concerns over Asia and market liquidity have fallen in large part on small capitalization issues with technology stocks being particularly hard hit. As a result, companies like Kent Electronics and Novellus Systems, Inc. hurt the performance of the Fund.

     Despite these short term concerns, there were some positive factors in the Fund. The Financial sector performed very well with companies such as Protective Life (1.11%) up 44% and American Bankers Insurance (0.5%) up 65%. In addition, Health Care turned in strong performance with Lincare Holdings up 49% for the period and Patterson Dental (1.25%) up 20%.

                             TEN LARGEST HOLDINGS*

 1.  Integrated Health Services     1.95%   4.  Ross Stores, Inc.           1.83%   8.  Enhance Financial Services Corp.    1.60%
 2.  Orion Capital Corp.            1.91%   5.  Sola International, Inc.    1.83%   9.  Fremont General Corp.               1.58%
 3.  Zebra Technologies, Class A    1.89%   6.  Amresco, Inc.               1.77%  10.  Manitowoc, Inc.                     1.58%
                                            7.  Lincare Holdings, Inc.      1.73%

                                          Signed,

                                          /s/ Douglas P. Muenzenmay

                                          Doug P. Muenzenmay
                                          Investment Officer
                                          Trustmark National Bank
------------

* Percentages based upon Total Investments as of May 31, 1998.

The Fund's Performance is compared to the Standard & Poor's 600 Small Cap Index, which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

Small cap funds typically carry addition risk since smaller companies may have a higher risk of failure.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments
May 31, 1998

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        COMMERCIAL PAPER -- 71.2%
                        AUTOMOTIVE -- 12.9%
     $ 4,000,000        Ford Motor Credit Corporation, 5.50%, 6/8/98................      P1/A1     $  3,995,722
       5,000,000        Ford Motor Credit Corporation, 5.50%, 7/6/98................      P1/A1        4,973,264
       6,000,000        Ford Motor Credit Corporation, 5.50%, 7/10/98...............      P1/A1        5,964,250
      10,000,000        GMAC, 5.52%, 6/17/98........................................      P1/A1        9,975,467
      10,000,000        GMAC, 5.51%, 7/7/98.........................................      P1/A1        9,944,900
       3,500,000        Toyota Motor Credit Corporation, 5.50%, 6/2/98..............      P1/A1+       3,499,465
       2,500,000        Toyota Motor Credit Corporation, 5.51%, 6/18/98.............      P1/A1+       2,493,495
       7,000,000        Toyota Motor Credit Corporation, 5.51%, 6/22/98.............      P1/A1+       6,977,501
       7,000,000        Toyota Motor Credit Corporation, 5.50%, 7/7/98..............      P1/A1+       6,961,500
                                                                                                    ------------
                                                                                                      54,785,564
                                                                                                    ------------
                        BANKING -- 5.4%
       5,000,000        BankAmerica Corporation, 5.48%, 6/17/98.....................      P1/A1        4,987,822
       8,000,000        Norwest Bank Corporation, 5.50%, 7/1/98.....................      P1/A1+       7,963,334
       5,000,000        SunTrust Bank, Inc., 5.50%, 6/3/98..........................      P1/A1        4,998,472
       5,000,000        SunTrust Bank, Inc., 5.50%, 6/10/98.........................      P1/A1        4,993,125
                                                                                                    ------------
                                                                                                      22,942,753
                                                                                                    ------------
                        CHEMICALS -- 4.7%
      12,000,000        du Pont (E.I.) De Nemours & Company, 5.48%, 6/19/98.........      P1/A1+      11,967,120
       8,000,000        du Pont (E.I.) De Nemours & Company, 5.49%, 7/8/98..........      P1/A1+       7,954,860
                                                                                                    ------------
                                                                                                      19,921,980
                                                                                                    ------------
                        CONSUMER PRODUCTS -- 1.2%
       5,000,000        Clorox Company, 5.50%, 6/29/98..............................      P1/A1        4,978,611
                                                                                                    ------------
                        DIVERSIFIED -- 3.5%
       5,000,000        General Electric Company, 5.50%, 6/4/98.....................      P1/A1+       4,997,709
       5,000,000        General Electric Company, 5.52%, 6/26/98....................      P1/A1+       4,980,833
       5,000,000        General Electric Company, 5.52%, 7/17/98....................      P1/A1+       4,964,733
                                                                                                    ------------
                                                                                                      14,943,275
                                                                                                    ------------
                        FINANCE -- BROKERS -- 7.1%
      10,000,000        Goldman Sachs Group L.P., 5.52%, 7/16/98....................      P1/A1+       9,931,000
       6,000,000        Merrill Lynch & Company, 5.53%, 6/15/98.....................      P1/A1+       5,987,097
       8,000,000        Merrill Lynch & Company, 5.52%, 7/8/98......................      P1/A1+       7,954,613
       6,000,000        Merrill Lynch & Company, 5.53%, 7/14/98.....................      P1/A1+       5,960,368
                                                                                                    ------------
                                                                                                      29,833,078
                                                                                                    ------------
                        FINANCIAL SERVICES -- 7.0%
       7,000,000        Associates Credit Corporation, 5.51%, 7/9/98................      P1/A1+       6,959,287
       8,000,000        Associates Credit Corporation, 5.51%, 7/15/98...............      P1/A1+       7,946,124
       5,000,000        Commercial Credit Corporation, 5.49%, 6/1/98................      P1/A1        5,000,000
       5,000,000        Commercial Credit Corporation, 5.50%, 6/16/98...............      P1/A1        4,988,542
       5,000,000        Commercial Credit Corporation, 5.50%, 6/25/98...............      P1/A1        4,981,667
                                                                                                    ------------
                                                                                                      29,875,620
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        COMMERCIAL PAPER (CONTINUED)
                        FOOD -- 4.3%
     $10,000,000        Hershey Foods Corporation, 5.48%, 6/23/98...................      P1/A1     $  9,966,511
       8,200,000        Kellogg Company, 5.49%, 6/18/98.............................      P1/A1+       8,178,742
                                                                                                    ------------
                                                                                                      18,145,253
                                                                                                    ------------
                        GROCERY STORES -- 2.4%
      10,000,000        Albertson's, Inc., 5.50%, 6/5/98............................      P1/A1        9,993,889
                                                                                                    ------------
                        HEALTH CARE -- 4.0%
      10,000,000        Abbott Laboratories, 5.50%, 6/17/98.........................      P1/A1+       9,975,555
       7,000,000        Abbott Laboratories, 5.50%, 6/26/98.........................      P1/A1+       6,973,264
                                                                                                    ------------
                                                                                                      16,948,819
                                                                                                    ------------
                        OIL/GAS EXPLORATION -- 4.6%
       6,000,000        Texaco, Inc., 5.51%, 6/5/98.................................      P1/A1        5,996,327
      10,000,000        Texaco, Inc., 5.50%, 7/6/98.................................      P1/A1        9,946,527
       3,500,000        Texaco, Inc., 5.50%, 7/14/98................................      P1/A1        3,477,007
                                                                                                    ------------
                                                                                                      19,419,861
                                                                                                    ------------
                        PAPER PRODUCTS -- 4.7%
       5,000,000        American Greetings Corporation, 5.49%, 6/1/98...............      P1/A1        5,000,000
       3,000,000        American Greetings Corporation, 5.50%, 6/4/98...............      P1/A1        2,998,625
       2,000,000        American Greetings Corporation, 5.50%, 6/9/98...............      P1/A1        1,997,556
      10,000,000        American Greetings Corporation, 5.50%, 6/10/98..............      P1/A1        9,986,250
                                                                                                    ------------
                                                                                                      19,982,431
                                                                                                    ------------
                        PUBLISHING & PRINTING -- 2.4%
      10,000,000        Gannett Company, Inc., 5.48%, 6/24/98.......................      P1/A1+       9,964,989
                                                                                                    ------------
                        RETAIL -- 1.8%
       7,500,000        Toys "R" Us, 5.48%, 6/11/98.................................      P1/A1        7,488,583
                                                                                                    ------------
                        TELECOMMUNICATIONS -- 4.3%
      10,000,000        BellSouth Corporation, 5.48%, 7/2/98........................      P1/A1+       9,952,811
       8,150,000        Motorola, Inc., 5.51%, 6/16/98..............................      P1/A1+       8,131,289
                                                                                                    ------------
                                                                                                      18,084,100
                                                                                                    ------------
                        UTILITIES -- 0.9%
       3,600,000        National Rural Utility Cooperative Finance Corporation,
                        5.50%, 6/8/98...............................................      P1/A1+       3,596,150
                                                                                                    ------------
                        TOTAL COMMERCIAL PAPER (Cost $300,904,956)...............................    300,904,956
                                                                                                    ------------
                        CORPORATE BONDS -- 5.3%
                        AUTOMOTIVE -- 1.2%
       3,000,000        Ford Motor Credit Corporation, 5.625%, 1/15/99..............       A1/A        2,996,455
       1,870,000        Ford Motor Credit Corporation, 8.00%, 1/15/99...............       A1/A        1,897,179
                                                                                                    ------------
                                                                                                       4,893,634
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        CORPORATE BONDS (CONTINUED)
                        BANKING -- 3.5%
     $ 5,000,000        First Tennessee Bank Note, 5.66%, 2/12/99...................       A1/A     $  5,000,000
       5,000,000        First Tennessee Bank Note, 5.80%, 4/8/99....................       A1/A        5,000,000
       5,000,000        Norwest Bank Corporation, 6.00%, 10/13/98...................    AA-/AA3        5,001,403
                                                                                                    ------------
                                                                                                      15,001,403
                                                                                                    ------------
                        DIVERSIFIED -- 0.6%
       2,500,000        General Electric Company, 7.875%, 9/15/98...................    AAA/AAA        2,515,219
                                                                                                    ------------
                        TOTAL CORPORATE BONDS (Cost $22,410,256).................................     22,410,256
                                                                                                    ------------
                        U.S. GOVERNMENT DEBENTURES -- 14.0%
                        FEDERAL FARM CREDIT BANK -- 0.9%
       4,000,000        Federal Farm Credit Bank, 5.70%, 9/2/98.....................    AAA/AAA        3,998,644
                                                                                                    ------------
                        FEDERAL HOME LOAN BANK -- 3.2%
       3,000,000        Federal Home Loan Bank Note, 5.80%, 6/12/98.................    AAA/AAA        2,999,922
       3,000,000        Federal Home Loan Bank Note, 5.30%, 11/18/98................    AAA/AAA        2,995,960
       1,500,000        Federal Home Loan Bank Note, 5.43%, 12/29/98................    AAA/AAA        1,496,196
       3,000,000        Federal Home Loan Bank Note, 5.625%, 3/23/99................    AAA/AAA        3,000,000
       3,000,000        Federal Home Loan Bank Note, 5.705%, 5/5/99.................    AAA/AAA        3,000,400
                                                                                                    ------------
                                                                                                      13,492,478
                                                                                                    ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.6%
       2,500,000        Federal Home Loan Mortgage Corporation, 5.37%, 12/7/98......    AAA/AAA        2,497,634
                                                                                                    ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.3%
       1,000,000        Federal National Mortgage Assoc., 5.24%, 7/15/98............    AAA/AAA          999,229
       2,000,000        Federal National Mortgage Assoc., 5.39%, 8/5/98.............    AAA/AAA        1,998,018
       1,000,000        Federal National Mortgage Assoc., 5.35%, 8/12/98............    AAA/AAA          998,811
       4,000,000        Federal National Mortgage Assoc., 5.63%, 8/14/98............    AAA/AAA        3,999,030
       2,000,000        Federal National Mortgage Assoc., 5.16%, 8/26/98............    AAA/AAA        1,996,962
       3,675,000        Federal National Mortgage Assoc., 4.95%, 9/30/98............    AAA/AAA        3,665,264
       3,665,000        Federal National Mortgage Assoc., 5.37%, 2/26/99............    AAA/AAA        3,657,561
       5,000,000        Federal National Mortgage Assoc., 5.48%, 3/16/99............    AAA/AAA        4,993,248
                                                                                                    ------------
                                                                                                      22,308,123
                                                                                                    ------------
                        STUDENT LOAN MARKETING ASSOCIATION -- 4.0%
       4,000,000        Student Loan Marketing Assoc., 5.775%, 9/9/98...............    AAA/AAA        3,999,401
       5,000,000        Student Loan Marketing Assoc., 5.56%, 1/27/99...............    AAA/AAA        5,000,000
       3,000,000        Student Loan Marketing Assoc., 5.53%, 3/4/99................    AAA/AAA        2,999,291
       5,000,000        Student Loan Marketing Assoc., 5.60%, 3/5/99................    AAA/AAA        5,000,000
                                                                                                    ------------
                                                                                                      16,998,692
                                                                                                    ------------
                        TOTAL U.S. GOVERNMENT DEBENTURES (Cost $59,295,571)......................     59,295,571
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

       SHARES
         OR
      PRINCIPAL                                                                                        MARKET
       AMOUNT                               SECURITY DESCRIPTION                                       VALUE
     -----------        ------------------------------------------------------------                ------------
                        REPURCHASE AGREEMENTS -- 9.7%
     $41,039,863        First Union, dated 5/29/98, due 6/1/98 at 5.53% with a
                        maturity value of $41,058,775 (Collateralized by various
                        U.S. Government Agencies, 5.56% - 6.00%, 5/21/99 - 2/27/03,
                        market value -- $41,871,250)................................                $ 41,039,863
                                                                                                    ------------
                        TOTAL REPURCHASE AGREEMENTS (Cost $41,039,863)...........................     41,039,863
                                                                                                    ------------
                        TOTAL INVESTMENTS (Cost $423,650,646)(a) -- 100.2%.......................    423,650,646
                        LIABILITIES IN EXCESS OF OTHER ASSETS (0.2)%.............................       (832,479)
                                                                                                    ------------
                        TOTAL NET ASSETS -- 100.0%...............................................   $422,818,167
                                                                                                    ============

---------------
(a) Cost for federal income tax and financial reporting purposes is substantially the same.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 1998

  SHARES
    OR
 PRINCIPAL                                                                    MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                       --------------------                         ------
             U.S. TREASURY NOTES -- 35.8%
$ 6,000,000  U.S. Treasury Notes, 5.875%, 10/31/98.......................  $  6,010,440
 10,000,000  U.S. Treasury Notes, 6.00%, 8/15/99.........................    10,053,000
  4,000,000  U.S. Treasury Notes, 5.625%, 11/30/99.......................     4,004,800
 12,000,000  U.S. Treasury Notes, 5.50%, 4/15/00.........................    11,994,720
 12,000,000  U.S. Treasury Notes, 5.625%, 2/28/01........................    12,024,240
                                                                           ------------
             TOTAL U.S. TREASURY NOTES (Cost $43,787,564)................    44,087,200
                                                                           ------------
             U.S. GOVERNMENT AGENCY MORTGAGES -- 60.9%
             FEDERAL HOME LOAN MORTGAGE CORP. -- 35.8%
  3,548,292  Federal Home Loan Mortgage Corp., Series 1414(E), 6.25%,
             7/15/05.....................................................     3,552,017
    675,991  Federal Home Loan Mortgage Corp., Series 1675(D), 5.50%,
             5/15/14.....................................................       674,814
 10,760,000  Federal Home Loan Mortgage Corp., Series 1407(PF), 6.25%,
             10/15/16....................................................    10,793,033
 10,000,000  Federal Home Loan Mortgage Corp., Series 2054(PA), 6.00%,
             5/15/17.....................................................     9,964,453
 10,000,000  Federal Home Loan Mortgage Corp., Series 1590(F), 6.00%,
             1/15/19.....................................................    10,008,500
  9,213,018  Federal Home Loan Mortgage Corp., Series 1637(F), 6.00%,
             9/15/21.....................................................     9,221,218
                                                                           ------------
                                                                             44,214,035
                                                                           ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 25.1%
  1,775,189  Federal National Mortgage Assoc., Series 1993-10(E), 6.50%,
             10/25/04....................................................     1,779,573
  6,748,686  Federal National Mortgage Assoc., Series 1997-78(PB), 6.00%,
             8/18/14.....................................................     6,715,415
  4,330,828  Federal National Mortgage Assoc., Series 1993-26(E), 6.25%,
             4/25/16.....................................................     4,319,091
  1,079,341  Federal National Mortgage Assoc., Series 1993-142(A), 5.25%,
             9/25/16.....................................................     1,068,440
  2,000,000  Federal National Mortgage Assoc., Series 1993-73(D), 5.75%,
             9/25/16.....................................................     1,986,300
  5,000,000  Federal National Mortgage Assoc., Series 1994-65(PE), 6.75%,
             7/25/18.....................................................     5,033,600
 10,000,000  Federal National Mortgage Assoc., Series 1993-102(G), 6.25%,
             1/25/20.....................................................    10,055,901
                                                                           ------------
                                                                             30,958,320
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $75,004,368)...    75,172,355
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

  SHARES
    OR
 PRINCIPAL                                                                    MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                       --------------------                         ------
             U.S. GOVERNMENT AGENCY NOTES -- 2.4%
             FEDERAL HOME LOAN MORTGAGE CORP. -- 1.6%
$ 2,000,000  Federal Home Loan Mortgage Corp., 6.50%, 6/8/98.............  $  2,001,880
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
  1,000,000  Federal National Mortgage Assoc., 5.38%, 1/6/99.............       999,700
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost $2,982,472)........     3,001,580
                                                                           ------------
             MONEY MARKET MUTUAL FUND -- 0.4%
    527,958  AIM Treasury Money Market...................................       527,958
                                                                           ------------
             TOTAL MONEY MARKET MUTUAL FUND (Cost $527,958)..............       527,958
                                                                           ------------
             TOTAL INVESTMENTS (Cost $122,302,362)(a) -- 99.5%...........   122,789,093
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............       594,496
                                                                           ------------
             TOTAL NET ASSETS -- 100.0%..................................  $123,383,589
                                                                           ============

---------------
(a) At May 31, 1998, the aggregate cost of investment securities for federal income tax purposes differs from value of net unrealized appreciation of securities as follows:

            Unrealized appreciation...............................  $570,655
            Unrealized depreciation...............................   (83,924)
                                                                    --------
            Net unrealized appreciation...........................  $486,731
                                                                    ========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 1998

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        CORPORATE BONDS --  29.6%
                        AEROSPACE --  0.8%
     $   250,000        Raytheon Company, 6.50%, 7/15/05............................  $    253,750
         250,000        Raytheon Company, 7.375%, 7/15/25...........................       258,437
         250,000        Rockwell International Corporation, 6.625%, 6/1/05..........       258,125
         250,000        WMX Technologies, Inc., 6.25%, 10/15/00.....................       250,313
                                                                                      ------------
                                                                                         1,020,625
                                                                                      ------------
                        AUTOMOTIVE -- 1.5%
         500,000        Ford Motor Company, 7.25%, 10/01/08.........................       535,625
         250,000        Ford Motor Company, 7.125%, 11/15/25........................       265,000
       1,000,000        General Motors Corporation, 7.10%, 3/15/06..................     1,051,250
                                                                                      ------------
                                                                                         1,851,875
                                                                                      ------------
                        BANKING -- 2.4%
         500,000        Bankers Trust Company, 6.00%, 9/30/99.......................       499,375
         250,000        Bankers Trust Company, 7.125%, 7/31/02......................       257,188
         500,000        Bankers Trust Company, 7.50%, 11/15/15......................       535,624
         250,000        Chase Manhattan Corporation, 6.50%, 1/15/09.................       254,063
         250,000        First Bank, N.A., 6.875%, 4/1/06............................       258,750
         250,000        NationsBank Corporation, 6.875%, 2/15/05....................       258,125
         500,000        NationsBank Corporation, 6.375%, 5/15/05....................       503,750
         350,000        NationsBank Corporation, 7.19%, 7/30/12.....................       360,500
                                                                                      ------------
                                                                                         2,927,375
                                                                                      ------------
                        BEVERAGES -- 0.6%
         500,000        Coca-Cola Enterprises, Inc., 6.625%, 8/1/04.................       515,625
         250,000        Coca-Cola Enterprises, Inc., 6.75%, 9/15/23.................       252,813
                                                                                      ------------
                                                                                           768,438
                                                                                      ------------
                        CHEMICALS -- 1.9%
         500,000        Air Products & Chemicals, Inc., 7.375%, 5/1/05..............       535,625
         250,000        Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       245,938
         750,000        du Pont (E.I.) De Nemours & Company, 6.00%, 12/1/01.........       750,000
         500,000        Monsanto Company, 6.00%, 7/1/00.............................       500,625
         250,000        PPG Industries, Inc., 6.875%, 8/1/05........................       261,250
                                                                                      ------------
                                                                                         2,293,438
                                                                                      ------------
                        COMPUTER EQUIPMENT -- 0.8%
         500,000        IBM Credit Corporation, 7.00%, 11/5/07......................       510,000
         500,000        IBM Credit Corporation, 6.75%, 12/24/07.....................       501,250
                                                                                      ------------
                                                                                         1,011,250
                                                                                      ------------
                        CONSUMER NON-DURABLE -- 0.4%
         250,000        American Home Products, Inc., 7.25%, 3/1/23.................       270,937
         250,000        Kimberly-Clark Corporation, 6.875%, 2/15/14.................       263,438
                                                                                      ------------
                                                                                           534,375
                                                                                      ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        CORPORATE BONDS (CONTINUED)
                        DIVERSIFIED -- 0.6%
     $   650,000        General Electric Capital Corporation, 6.90%, 9/15/15........  $    698,750
                                                                                      ------------
                        FINANCIAL SERVICES -- 12.3%
         500,000        American General Corporation, 6.75%, 6/15/05................       513,125
         250,000        American General Corporation, 7.50%, 7/15/25................       274,063
         500,000        Associates Corporation of North America, 6.00%, 3/15/00.....       500,000
       1,500,000        Associates Corporation of North America, 6.00%, 6/15/00.....     1,499,999
         500,000        Associates Corporation of North America, 6.50%, 8/15/02.....       505,625
         250,000        Bear Stearns Company, 6.25%, 12/1/00........................       250,938
         500,000        Bear Stearns Company, 6.625%, 10/01/04......................       506,250
         250,000        Bear Stearns Company, 6.65%, 12/1/04........................       253,438
         250,000        CIT Group Holdings, 6.375%, 10/01/02........................       252,188
         500,000        Ford Motor Credit Corporation, 6.06%, 12/27/00..............       499,375
       1,500,000        GMAC, 6.21%, 9/19/00........................................     1,503,749
         250,000        Household Finance Corporation, 6.375%, 6/30/00..............       251,563
         500,000        Household Finance Corporation, 6.70%, 6/15/02...............       511,875
         500,000        Household Finance Corporation, 6.875%, 3/1/07...............       519,375
         500,000        Household Finance Corporation, 7.30%, 7/30/12...............       521,250
         250,000        International Lease Finance, 6.125%, 11/1/99................       250,768
         500,000        International Lease Finance, 6.20%, 11/6/00.................       502,500
         500,000        ITT Hartford Corporation, 7.30%, 11/1/15....................       526,874
         500,000        Merrill Lynch & Company, 7.00%, 4/27/08.....................       526,875
         250,000        Merrill Lynch & Company, 6.25%, 10/15/08....................       248,125
       1,000,000        Merrill Lynch & Company, 7.15%, 7/30/12.....................     1,028,749
         500,000        Norwest Corporation, 6.00%, 3/15/00.........................       501,250
         250,000        Norwest Corporation, 6.50%, 6/1/05..........................       253,750
         500,000        Norwest Financial, Inc., 6.375%, 9/15/02....................       504,375
         500,000        Salomon SB Holdings, Inc., 6.125%, 1/15/03..................       495,625
         500,000        Salomon SB Holdings, Inc., 7.50%, 5/1/02....................       522,500
         500,000        Salomon SB Holdings, Inc., 6.625%, 7/1/02...................       507,500
         500,000        The Travelers Group, Inc., 6.125%, 6/15/00..................       501,875
         250,000        The Travelers Group, Inc., 6.625%, 9/15/05..................       256,563
                                                                                      ------------
                                                                                        14,990,142
                                                                                      ------------
                        MACHINERY & EQUIPMENT -- 0.4%
         500,000        John Deere Capital Corporation, 6.00%, 2/1/99...............       500,430
                                                                                      ------------
                        PHARMACEUTICALS -- 0.2%
         250,000        Eli Lilly & Company, 7.125%, 6/1/25.........................       272,500
                                                                                      ------------
                        RETAIL -- 1.2%
         250,000        J.C. Penney & Company, 6.875%, 10/15/15.....................       254,375
         250,000        Rite-Aid Corporation, 6.875%, 8/15/13.......................       251,875
         500,000        Sears, Roebuck and Company, 6.00%, 5/1/00...................       499,375
         500,000        Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       512,500
                                                                                      ------------
                                                                                         1,518,125
                                                                                      ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        CORPORATE BONDS (CONTINUED)
                        RETAIL -- GROCERY -- 0.2%
     $   300,000        Albertson's, Inc., 6.375%, 6/1/00...........................  $    303,000
                                                                                      ------------
                        TELECOMMUNICATIONS -- 1.7%
         250,000        Motorola, Inc., 6.50%, 3/1/08...............................       256,875
         250,000        Northern Telecommunications, 6.875%, 9/1/23.................       258,438
         250,000        Southwestern Bell Telephone Company, 6.25%, 10/15/02........       251,875
         500,000        Southwestern Bell Telephone Company, 5.875%, 6/1/03.........       493,750
         250,000        Southwestern Bell Telephone Company, 7.20%, 10/15/26........       258,125
         250,000        U.S. West Communications, Inc., 6.375%, 10/15/02............       252,813
         250,000        U.S. West Communications, Inc., 7.50%, 6/15/23..............       260,937
                                                                                      ------------
                                                                                         2,032,813
                                                                                      ------------
                        TELEPHONE -- 1.8%
         250,000        Chesapeake Bell Telephone Virginia, 7.00%, 7/15/25..........       252,500
       1,000,000        New York Telephone Company, 6.00%, 9/1/07...................       980,000
         250,000        New York Telephone Company, 7.25%, 2/15/24..................       258,125
         500,000        Southern New England Telecommunication, Inc., 7.00%,
                        8/15/05.....................................................       521,875
         240,000        Southern New England Telecommunication, Inc., 7.125%,
                        8/1/07......................................................       255,600
                                                                                      ------------
                                                                                         2,268,100
                                                                                      ------------
                        UTILITIES -- 2.8%
         250,000        Consolidated Edison Company of New York, Inc., 6.625%,
                        7/1/05......................................................       257,187
         250,000        Consolidated Edison Company of New York, Inc., 7.50%,
                        6/15/23.....................................................       262,499
         250,000        Duke Power Company, 6.875%, 8/1/23..........................       250,000
         225,000        Georgia Power Company, 6.625%, 4/1/03.......................       228,938
         250,000        Northern States Power Company, 7.125%, 7/1/25...............       270,937
         250,000        Pacific Gas & Electric Company, 6.25%, 3/1/04...............       252,813
         250,000        Pacific Gas & Electric Company, 7.25%, 8/1/26...............       255,313
         250,000        PacifiCorp, 6.625%, 6/1/07..................................       254,688
         250,000        Public Service Electric & Gas, 6.00%, 5/1/00................       250,313
         250,000        Southern California Edison Company, 6.50%, 6/1/01...........       253,125
         250,000        Southern California Edison Company, 6.90%, 10/1/18..........       249,375
         500,000        Virginia Electric & Power Company, 6.75%, 2/1/07............       513,124
                                                                                      ------------
                                                                                         3,298,312
                                                                                      ------------
                        TOTAL CORPORATE BONDS (Cost $35,280,734)....................    36,289,548
                                                                                      ------------
                        MORTGAGE-BACKED SECURITIES -- 0.1%
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
          60,299        Government National Mortgage Association, Pool #210311,
                        9.00%, 6/15/17..............................................        64,250
          37,312        Government National Mortgage Association, Pool #271741,
                        9.00%, 3/15/20..............................................        39,760
                                                                                      ------------
                        TOTAL MORTGAGE-BACKED SECURITIES (Cost $102,284)............       104,010
                                                                                      ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        U.S. GOVERNMENT AGENCY MORTGAGES -- 34.0%
                        FEDERAL HOME LOAN BANK -- 6.6%
     $ 1,000,000        Federal Home Loan Mortgage Corporation, 7.256%, 9/17/01.....  $  1,004,840
       2,000,000        Federal Home Loan Mortgage Corporation, 6.11%, 2/18/03......     1,994,900
       2,000,000        Federal Home Loan Mortgage Corporation, 7.52%, 9/1/05.......     2,005,200
       1,000,000        Federal Home Loan Mortgage Corporation, 6.97%, 10/3/05......     1,019,670
       1,000,000        Federal Home Loan Mortgage Corporation, 7.405%, 4/19/06.....     1,037,930
       1,000,000        Federal Home Loan Mortgage Corporation, 7.25%, 7/17/07......     1,000,770
                                                                                      ------------
                                                                                         8,063,310
                                                                                      ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 25.6%
       2,000,000        Federal National Mortgage Association, 5.55%, 1/17/01.......     1,992,120
       1,725,000        Federal National Mortgage Association, 6.00%, 4/30/01.......     1,725,328
       5,000,000        Federal National Mortgage Association, 7.00%, 5/10/01.......     5,056,149
       2,000,000        Federal National Mortgage Association, 7.08%, 5/6/02........     2,022,360
       2,000,000        Federal National Mortgage Association, 6.23%, 7/18/02.......     2,033,920
       1,450,000        Federal National Mortgage Association, 6.56%, 12/17/02......     1,451,059
       1,000,000        Federal National Mortgage Association, 5.75%, 2/20/03.......       991,760
       1,000,000        Federal National Mortgage Association, 6.05%, 4/17/03.......       997,820
         500,000        Federal National Mortgage Association, 6.31%, 5/5/03........       501,850
       1,000,000        Federal National Mortgage Association, 7.30%, 5/13/04.......     1,013,980
       1,000,000        Federal National Mortgage Association, 7.00%, 8/19/04.......     1,001,200
       3,000,000        Federal National Mortgage Association, 6.30%, 12/20/04......     3,011,700
       1,000,000        Federal National Mortgage Association, 6.42%, 4/14/05.......       997,710
       2,000,000        Federal National Mortgage Association, 6.49%, 1/19/06.......     2,009,820
       1,000,000        Federal National Mortgage Association, 7.32%, 5/3/06........     1,035,640
       1,000,000        Federal National Mortgage Association, 7.19%, 11/6/06.......     1,035,390
       1,000,000        Federal National Mortgage Association, 7.33%, 4/2/07........     1,045,190
       2,000,000        Federal National Mortgage Association, 7.00%, 7/17/07.......     2,028,440
       1,000,000        Federal National Mortgage Association, 6.17%, 1/15/08.......       995,600
         500,000        Federal National Mortgage Association, 6.51%, 5/6/08........       505,615
                                                                                      ------------
                                                                                        31,452,651
                                                                                      ------------
                        U.S. GOVERNMENT AGENCY -- 1.8%
         159,749        Small Business Administration Loan Agreements, 12.25%,
                        11/15/98....................................................       160,947
       2,000,000        Tennessee Valley Authority, 6.375%, 6/15/05.................     2,057,500
                                                                                      ------------
                                                                                         2,218,447
                                                                                      ------------
                        TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $41,220,598)...    41,734,408
                                                                                      ------------
                        U.S. TREASURY OBLIGATIONS -- 34.8%
                        U.S. TREASURY BONDS -- 20.4%
      10,000,000        U.S. Treasury Bonds, 7.25%, 5/15/16.........................    11,530,600
       4,000,000        U.S. Treasury Bonds, 7.25%, 8/15/22.........................     4,690,680
       5,000,000        U.S. Treasury Bonds, 6.25%, 8/15/23.........................     5,234,250
       3,500,000        U.S. Treasury Bonds, 6.00%, 2/15/26.........................     3,556,700
                                                                                      ------------
                                                                                        25,012,230
                                                                                      ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        U.S. TREASURY OBLIGATIONS (CONTINUED)
                        U.S. TREASURY NOTES -- 14.4%
     $ 2,500,000        U.S. Treasury Notes, 6.00%, 8/15/99.........................  $  2,513,250
       2,500,000        U.S. Treasury Notes, 6.375%, 1/15/00........................     2,532,500
         775,000        U.S. Treasury Notes, 5.50%, 4/15/00.........................       774,659
       1,500,000        U.S. Treasury Notes, 6.25%, 5/31/00.........................     1,520,160
       2,000,000        U.S. Treasury Notes, 6.25%, 2/28/02.........................     2,043,100
       5,000,000        U.S. Treasury Notes, 6.25%, 6/30/02.........................     5,116,800
       3,000,000        U.S. Treasury Notes, 7.25%, 8/15/04.........................     3,256,080
                                                                                      ------------
                                                                                        17,756,549
                                                                                      ------------
                        TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,427,811)..........    42,768,779
                                                                                      ------------
                        MONEY MARKET MUTUAL FUND -- 0.4%
         502,275        AIM Treasury Money Market...................................       502,275
                                                                                      ------------
                        TOTAL MONEY MARKET MUTUAL FUND (Cost $502,275)..............       502,275
                                                                                      ------------
                        TOTAL INVESTMENTS (Cost $117,533,702)(a) -- 98.9%...........   121,399,020
                                                                                      ------------
                        OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%...............     1,309,464
                                                                                      ------------
                        TOTAL NET ASSETS -- 100.0%..................................  $122,708,484
                                                                                      ============

---------------
(a) At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $117,617,898. Cost for federal income tax purposes differs from value of net unrealized appreciation of securities as follows:

            Unrealized appreciation.............................  $3,826,637
            Unrealized depreciation.............................     (45,515)
                                                                  ----------
            Net unrealized appreciation.........................  $3,781,122
                                                                  ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS -- 97.7%
            AEROSPACE/DEFENSE -- 1.4%
   30,000   Boeing Company..............................................  $  1,428,750
   13,000   Lockheed Martin Corporation.................................     1,459,250
   27,000   Raytheon Company, Class B...................................     1,476,563
                                                                          ------------
                                                                             4,364,563
                                                                          ------------
            AUTOMOTIVE -- 2.2%
   32,000   Chrysler Corporation........................................     1,780,000
   49,000   Ford Motor Company..........................................     2,541,875
   32,000   General Motors Corporation..................................     2,302,000
                                                                          ------------
                                                                             6,623,875
                                                                          ------------
            BANKING -- 6.4%
   30,000   Bank of New York Company, Inc...............................     1,833,750
   34,000   BankAmerica Corporation.....................................     2,811,375
   18,000   BankBoston Corporation......................................     1,896,750
   19,000   Chase Manhattan Corporation.................................     2,582,813
   22,000   Citicorp....................................................     3,280,749
   35,000   NationsBank Corporation.....................................     2,651,250
   30,000   SunTrust Banks, Inc.........................................     2,370,000
    5,000   Wells Fargo & Company.......................................     1,807,500
                                                                          ------------
                                                                            19,234,187
                                                                          ------------
            BEVERAGES -- 4.1%
   27,000   Anheuser Busch Companies, Inc...............................     1,240,313
  104,000   Coca-Cola Company...........................................     8,150,999
   69,000   PepsiCo, Inc................................................     2,816,063
                                                                          ------------
                                                                            12,207,375
                                                                          ------------
            BUSINESS EQUIPMENT & SERVICES -- 0.6%
   17,000   FDX Corporation(b)..........................................     1,090,125
   25,000   Ryder System, Inc...........................................       851,563
                                                                          ------------
                                                                             1,941,688
                                                                          ------------
            CAPITAL GOODS -- 2.0%
   30,000   Black & Decker Corporation..................................     1,751,250
   30,000   Illinois Tool Works, Inc....................................     1,980,000
   44,000   Sherwin-Williams Company....................................     1,463,000
   20,000   Timken Company..............................................       752,500
                                                                          ------------
                                                                             5,946,750
                                                                          ------------
            CHEMICALS -- 0.9%
   10,000   Dow Chemical Company........................................       968,750
   18,000   Praxair, Inc................................................       887,625
   20,000   Union Carbide Corporation...................................       998,750
                                                                          ------------
                                                                             2,855,125
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            CLOTHING -- 0.3%
   17,000   Liz Claiborne, Inc..........................................  $    861,688
                                                                          ------------
            COMPUTER EQUIPMENT -- 2.0%
   21,000   Computer Associates International, Inc......................     1,102,500
   68,000   Intel Corporation...........................................     4,857,750
                                                                          ------------
                                                                             5,960,250
                                                                          ------------
            COMPUTER SOFTWARE -- 4.2%
   21,000   Adobe Systems, Inc..........................................       838,688
   45,000   Cisco Systems, Inc.(b)......................................     3,403,125
   98,000   Microsoft Corporation(b)....................................     8,311,624
                                                                          ------------
                                                                            12,553,437
                                                                          ------------
            COMPUTERS -- 4.0%
   66,000   Compaq Computer Corporation.................................     1,802,625
   30,000   Dell Computer Corporation(b)................................     2,472,188
   44,000   Hewlett Packard Company.....................................     2,733,500
   44,000   International Business Machines Corporation.................     5,164,500
                                                                          ------------
                                                                            12,172,813
                                                                          ------------
            CONSUMER DURABLES -- 0.4%
   11,000   Maytag Corporation..........................................       554,813
   11,000   Dana Corporation............................................       573,375
                                                                          ------------
                                                                             1,128,188
                                                                          ------------
            CONSUMER NON-DURABLE -- 5.4%
   28,000   Colgate-Palmolive Company...................................     2,436,000
   33,000   ConAgra, Inc................................................       965,250
   31,000   Gillette Company............................................     3,630,875
   33,000   Kimberly-Clark Corporation..................................     1,635,563
   20,000   Premark International, Inc..................................       641,250
   53,000   Procter & Gamble Company....................................     4,448,688
   25,000   Wrigley (WM.) Jr. Company...................................     2,406,250
                                                                          ------------
                                                                            16,163,876
                                                                          ------------
            CONSUMER SERVICES -- 1.5%
   10,000   Dow Jones & Company, Inc....................................       481,250
   41,000   Mattel, Inc.................................................     1,552,875
   60,000   Meredith Corporation........................................     2,385,000
                                                                          ------------
                                                                             4,419,125
                                                                          ------------
            ELECTRONICS -- 0.5%
   20,000   National Service Industries, Inc............................     1,020,000
   12,000   Tandy Corporation...........................................       531,000
                                                                          ------------
                                                                             1,551,000
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            ENERGY -- 7.2%
   46,000   Amoco Corporation...........................................  $  1,923,375
   31,000   Chevron Corporation.........................................     2,476,125
  102,000   Exxon Corporation...........................................     7,190,999
   38,000   Halliburton Company.........................................     1,800,250
   40,000   Mobil Corporation...........................................     3,120,000
   90,000   Royal Dutch Petroleum -- New York Shares ADR................     5,045,625
                                                                          ------------
                                                                            21,556,374
                                                                          ------------
            ENTERTAINMENT -- 1.4%
   36,000   King World Productions, Inc.(b).............................       918,000
   30,000   The Walt Disney Company.....................................     3,393,750
                                                                          ------------
                                                                             4,311,750
                                                                          ------------
            FINANCIAL SERVICES -- 6.7%
   31,000   American Express Company....................................     3,181,375
   12,842   Associates First Capital....................................       960,742
   54,000   Federal Home Loan Mortgage Corporation......................     2,457,000
   56,000   Federal National Mortgage Association.......................     3,352,999
   22,000   Green Tree Financial Corporation............................       884,125
   25,000   Merrill Lynch...............................................     2,237,500
   39,000   Morgan Stanley Dean Witter & Co.............................     3,044,438
   15,000   SunAmerica, Inc.............................................       729,375
   54,000   The Travelers Group, Inc....................................     3,294,000
                                                                          ------------
                                                                            20,141,554
                                                                          ------------
            FOOD -- 1.3%
   20,000   Hershey Foods Corporation...................................     1,385,000
   32,000   Unilever NV.-New York Shares ADR............................     2,526,000
                                                                          ------------
                                                                             3,911,000
                                                                          ------------
            FUNERAL SERVICES -- 0.1%
   11,000   Service Corporation International...........................       449,625
                                                                          ------------
            HEALTH CARE -- 10.5%
   34,000   Abbott Laboratories.........................................     2,522,375
   50,000   American Home Products Corporation..........................     2,415,625
   21,000   Baxter International, Inc...................................     1,200,938
   40,000   Bristol-Myers Squibb Company................................     4,300,000
   55,000   Johnson & Johnson, Inc......................................     3,798,438
   11,000   Manor Care, Inc.............................................       347,188
   48,000   Merck & Company, Inc........................................     5,618,999
   84,000   Schering-Plough Corporation.................................     7,029,749
   66,000   Warner Lambert Company......................................     4,211,625
                                                                          ------------
                                                                            31,444,937
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            INSURANCE -- 2.7%
   29,000   Allstate Corporation........................................  $  2,729,625
   33,000   American International Group, Inc...........................     4,085,813
    8,000   MBIA, Inc...................................................       596,500
   12,000   MGIC Investment Corporation.................................       719,250
                                                                          ------------
                                                                             8,131,188
                                                                          ------------
            MACHINERY & EQUIPMENT -- 0.4%
   20,000   Caterpillar, Inc............................................     1,098,750
    7,000   Harnischfeger Industries, Inc...............................       220,500
                                                                          ------------
                                                                             1,319,250
                                                                          ------------
            MULTI INDUSTRY -- 5.6%
   30,000   Allied-Signal, Inc..........................................     1,282,500
  132,000   General Electric Company....................................    11,005,500
   12,000   Lowes Corporation...........................................     1,089,000
   38,000   Textron, Inc................................................     2,819,125
   29,000   Whitman Corporation.........................................       628,938
                                                                          ------------
                                                                            16,825,063
                                                                          ------------
            OIL/GAS -- 0.3%
   30,000   Helmerich & Payne, Inc......................................       757,500
                                                                          ------------
            PHARMACEUTICALS -- 2.6%
   46,000   Eli Lilly & Company.........................................     2,826,125
   48,000   Pfizer, Inc.................................................     5,031,000
                                                                          ------------
                                                                             7,857,125
                                                                          ------------
            RAILROADS -- 0.4%
   39,000   Norfolk Southern Corporation................................     1,221,188
                                                                          ------------
            RAW MATERIALS -- 2.4%
   14,000   Aluminum Company Of America.................................       971,250
   22,000   Avery-Dennison Corporation..................................     1,139,875
   45,000   du Pont (E.I.) De Nemours & Company.........................     3,465,000
   34,000   Ecolab, Inc.................................................     1,049,750
   17,000   Hercules, Inc...............................................       749,063
                                                                          ------------
                                                                             7,374,938
                                                                          ------------
            RETAIL -- 5.5%
   23,000   Circuit City Stores, Inc....................................       974,625
   40,500   Gap, Inc....................................................     2,187,000
   20,000   J.C. Penney Company.........................................     1,436,250
   30,000   McDonalds Corporation.......................................     1,968,750
   20,000   Sears, Roebuck & Company....................................     1,236,250
   96,000   Wal-Mart Stores, Inc........................................     5,297,999
   98,000   Walgreen Company............................................     3,448,375
                                                                          ------------
                                                                            16,549,249
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            SHELTER -- 0.5%
   18,000   Armstrong World Industries, Inc.............................  $  1,514,250
                                                                          ------------
            TECHNOLOGY -- 2.4%
   29,000   Andrew Corporation(b).......................................       637,094
   19,000   Ceridian Corporation(b).....................................     1,026,000
   50,000   Loral Space & Communications Ltd.(b)........................     1,268,750
   29,000   Northrop Grumman Corporation................................     3,108,437
   19,000   Rockwell International Corporation..........................     1,045,000
                                                                          ------------
                                                                             7,085,281
                                                                          ------------
            TELECOMMUNICATIONS -- 7.7%
   52,000   Ameritech Corporation.......................................     2,206,750
   64,000   AT&T Corporation............................................     3,895,999
   27,000   Bell Atlantic Corporation...................................     2,473,875
   42,000   BellSouth Corporation.......................................     2,709,000
   42,000   GTE Corporation.............................................     2,449,125
   46,000   Lucent Technologies, Inc....................................     3,263,125
   27,000   Motorola, Inc...............................................     1,429,313
   74,000   SBC Communications, Inc.....................................     2,876,750
   28,000   Sprint Corporation..........................................     2,009,000
                                                                          ------------
                                                                            23,312,937
                                                                          ------------
            TEXTILES AND APPAREL -- 0.2%
   10,000   VF Corporation..............................................       531,875
                                                                          ------------
            TRANSPORTATION & SHIPPING -- 0.4%
   12,000   Burlington Northern Santa Fe Corporation....................     1,194,000
                                                                          ------------
            UTILITIES -- 0.9%
   50,000   Entergy Corporation.........................................     1,315,625
   52,000   FirstEnergy Corporation.....................................     1,543,750
                                                                          ------------
                                                                             2,859,375
                                                                          ------------
            UTILITIES -- ELECTRIC -- 2.6%
   45,000   Consolidated Edison Company of New York, Inc................     1,926,563
   46,000   Detroit Edison Company......................................     1,819,875
   39,000   Pacific Enterprises.........................................     1,484,438
  100,000   Southern Company............................................     2,656,249
                                                                          ------------
                                                                             7,887,125
                                                                          ------------
            TOTAL COMMON STOCKS (Cost $144,357,876).....................   294,219,524
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            MONEY MARKET MUTUAL FUND -- 2.3%
6,865,950   First Choice Treasury Money Market..........................  $  6,865,950
                                                                          ------------
            TOTAL MONEY MARKET MUTUAL FUND (Cost $6,865,950)............     6,865,950
                                                                          ------------
            TOTAL INVESTMENTS (Cost $151,223,826)(a) -- 100.0%..........   301,085,474
                                                                          ------------
            LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%..................       (25,799)
                                                                          ------------
            TOTAL NET ASSETS -- 100.0%..................................  $301,059,675
                                                                          ============

---------------
ADR -- American Depository Receipt.
(a) At May 31, 1998, the aggregate cost of investment securities for federal income tax purposes differs from value of net unrealized appreciation of securities as follows:

            Unrealized appreciation...........................  $150,555,865
            Unrealized depreciation...........................      (694,217)
                                                                ------------
            Net unrealized appreciation.......................  $149,861,648
                                                                ============

(b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments
May 31, 1998

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS -- 96.2%
              AEROSPACE/DEFENSE -- 2.1%
     50,000   Cordant Technologies, Inc...................................    $  2,493,750
     24,000   Precision Castparts Corporation.............................       1,383,000
                                                                              ------------
                                                                                 3,876,750
                                                                              ------------
              AUTOMOTIVE -- 1.2%
     56,000   Kaydon Corporation..........................................       2,208,500
                                                                              ------------
              BANKING -- 3.8%
     77,000   City National Corporation...................................       2,829,750
     84,000   Pacific Century Financial Corporation.......................       2,105,250
     52,500   SouthTrust Corporation......................................       2,129,531
                                                                              ------------
                                                                                 7,064,531
                                                                              ------------
              BUILDING PRODUCTS -- 2.2%
     30,000   Carlisle Companies, Inc.....................................       1,451,250
     23,000   Vulcan Materials Company....................................       2,610,500
                                                                              ------------
                                                                                 4,061,750
                                                                              ------------
              BUSINESS EQUIPMENT & SERVICES -- 2.9%
     82,500   Comdisco, Inc...............................................       3,000,937
     57,000   Manpower, Inc...............................................       2,447,438
                                                                              ------------
                                                                                 5,448,375
                                                                              ------------
              CAPITAL GOODS -- 3.1%
     90,000   American Power Conversion Corporation(b)....................       2,700,000
     30,000   Avnet, Inc..................................................       1,770,000
     29,000   Kennametal, Inc.............................................       1,395,625
                                                                              ------------
                                                                                 5,865,625
                                                                              ------------
              CHEMICALS -- 1.9%
     13,000   IMC Global, Inc.............................................         422,500
     51,000   Olin Corporation............................................       2,205,750
     36,100   Wellman, Inc................................................         868,656
                                                                              ------------
                                                                                 3,496,906
                                                                              ------------
              COMMERCIAL SERVICES -- 0.8%
    115,000   Olsten Corporation..........................................       1,430,313
                                                                              ------------
              COMPUTER EQUIPMENT -- 1.9%
    120,000   Quantum Corporation(b)......................................       2,625,000
     12,000   Storage Technology Corporation(b)...........................       1,006,500
                                                                              ------------
                                                                                 3,631,500
                                                                              ------------
              COMPUTER SOFTWARE -- 3.5%
     60,000   BMC Software, Inc.(b).......................................       2,763,750
     76,500   Cadence Design Systems, Inc.(b).............................       2,696,625
     54,200   Reynolds & Reynolds Company.................................       1,134,813
                                                                              ------------
                                                                                 6,595,188
                                                                              ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              CONSUMER DURABLES -- 1.4%
     72,000   Harley-Davidson, Inc........................................    $  2,574,000
                                                                              ------------
              CONSUMER NON-DURABLES -- 3.7%
     92,700   Coca-Cola Enterprises, Inc..................................       3,482,044
     56,800   IBP, Inc.(b)................................................       1,100,500
     56,299   Lancaster Colony Corporation................................       2,258,997
                                                                              ------------
                                                                                 6,841,541
                                                                              ------------
              CONSUMER SERVICES -- 0.5%
     28,500   Banta Corporation...........................................         903,094
                                                                              ------------
              DIVERSIFIED -- 1.1%
     32,000   Hillenbrand Industry, Inc...................................       1,976,000
                                                                              ------------
              DRUGS -- 1.1%
     70,000   Mylan Laboratories, Inc.....................................       2,100,000
                                                                              ------------
              ELECTRICAL EQUIPMENT -- 0.8%
     20,000   AMETEK, Inc.................................................         577,500
     13,000   Linear Technology Corporation...............................         909,188
                                                                              ------------
                                                                                 1,486,688
                                                                              ------------
              ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.8%
     68,250   Vishay Intertechnology, Inc.(b).............................       1,522,828
                                                                              ------------
              ELECTRONICS -- 2.8%
     24,000   Analog Devices, Inc.(b).....................................         592,500
     62,000   Arrow Electronics, Inc.(b)..................................       1,561,625
     50,000   Sundstrand Corporation......................................       3,100,000
                                                                              ------------
                                                                                 5,254,125
                                                                              ------------
              ENERGY -- 1.9%
     40,000   Smith International, Inc.(b)................................       1,962,500
     48,600   Tosco Corporation...........................................       1,543,050
                                                                              ------------
                                                                                 3,505,550
                                                                              ------------
              ENVIRONMENTAL SERVICES -- 0.6%
     24,000   U.S.A. Waste Services, Inc..................................       1,132,500
                                                                              ------------
              FINANCIAL SERVICES -- 10.7%
     41,200   AFLAC, Inc..................................................       2,634,225
     64,139   Bear Stearns Companies, Inc.................................       3,479,541
     37,800   Crestar Financial Corporation...............................       2,171,138
     84,000   Edwards (A.G.), Inc.........................................       3,396,750
    117,450   First Security Corporation..................................       2,671,988
     85,500   Paine Webber Group, Inc.....................................       3,671,155
     48,000   Regions Financial Corporation...............................       1,974,000
                                                                              ------------
                                                                                19,998,797
                                                                              ------------
              FOOD -- 0.8%
     48,000   Interstate Bakeries Corporation.............................       1,548,000
                                                                              ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              FOREST PRODUCTS -- 0.2%
     14,000   Consolidated Papers, Inc....................................    $    405,125
                                                                              ------------
              HEALTH CARE -- 5.2%
     30,000   Beckman Coulter, Inc........................................       1,672,500
     21,900   Datascope Corporation(b)....................................         615,938
     55,000   First Health Group Corporation(b)...........................       3,124,687
     48,000   Health Care & Retirement Corporation(b).....................       1,857,000
     62,000   Stryker Corporation.........................................       2,526,500
                                                                              ------------
                                                                                 9,796,625
                                                                              ------------
              INDUSTRIAL GOODS & SERVICES -- 0.6%
     24,000   HARSCO Corporation..........................................       1,047,000
                                                                              ------------
              MANUFACTURING -- 2.8%
     73,000   Callaway Golf...............................................       1,505,625
     17,600   Danaher Corporation.........................................       1,272,700
     51,000   Leggett & Platt, Inc........................................       2,562,750
                                                                              ------------
                                                                                 5,341,075
                                                                              ------------
              METALS -- 0.4%
     10,700   Brush Wellman, Inc..........................................         260,813
     24,300   Hanna (M.A.) Company........................................         487,518
                                                                              ------------
                                                                                   748,331
                                                                              ------------
              OIL/GAS -- 0.8%
     47,000   Valero Energy...............................................       1,533,375
                                                                              ------------
              OIL/GAS EXPLORATION -- 1.5%
     26,000   BJ Services Company(b)......................................         849,875
     78,000   ENSCO International, Inc....................................       1,974,375
                                                                              ------------
                                                                                 2,824,250
                                                                              ------------
              PHARMACEUTICALS -- 1.9%
     80,000   Watson Pharmaceutical, Inc.(b)..............................       3,500,000
                                                                              ------------
              PUBLISHING & PRINTING -- 1.1%
     20,000   Belo (A.H.) Corporation-Common Series A.....................       1,030,000
      2,000   Washington Post Company.....................................       1,080,500
                                                                              ------------
                                                                                 2,110,500
                                                                              ------------
              RAILROADS -- 1.0%
     40,000   Trinity Industries..........................................       1,910,000
                                                                              ------------
              RAW MATERIALS -- 1.5%
     45,000   Cleveland Cliffs, Inc.......................................       2,382,187
     11,220   Ultramar Diamond Shamrock Corporation.......................         358,339
                                                                              ------------
                                                                                 2,740,526
                                                                              ------------
              RESTAURANTS -- 1.0%
     52,500   Outback Steakhouse(b).......................................       1,935,938
                                                                              ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 6.5%
     55,000   BJ's Wholesale Club, Inc.(b)................................    $  2,172,500
    118,000   Claire's Stores, Inc........................................       2,219,875
    114,745   Dollar General Corporation..................................       4,374,653
     34,800   Hannaford Brothers Company..................................       1,537,725
     65,000   Office Depot, Inc.(b).......................................       1,917,500
                                                                              ------------
                                                                                12,222,253
                                                                              ------------
              RETAIL-SPECIAL LINE -- 1.5%
    110,000   Staples, Inc.(b)............................................       2,763,750
                                                                              ------------
              SHELTER -- 1.2%
    119,375   Clayton Homes, Inc..........................................       2,245,742
                                                                              ------------
              TECHNOLOGY -- 1.9%
     83,000   International Game Technologies.............................       2,049,063
     32,000   Varian Associates, Inc......................................       1,538,000
                                                                              ------------
                                                                                 3,587,063
                                                                              ------------
              TELECOMMUNICATIONS -- 0.2%
     17,000   Alliant Communications, Inc. Class A........................         394,188
                                                                              ------------
              TELECOMMUNICATIONS -- SERVICE AND EQUIPMENT -- 0.4%
     25,000   ADC Telecommunications, Inc.(b).............................         703,125
                                                                              ------------
              TEXTILES -- 2.1%
     46,000   Jones Apparel Group, Inc.(b)................................       2,915,250
     28,700   Unifi, Inc..................................................       1,117,506
                                                                              ------------
                                                                                 4,032,756
                                                                              ------------
              TRANSPORTATION -- 3.3%
     44,000   ASA Holdings, Inc...........................................       1,729,750
     22,000   Kansas City Southern Industries.............................         932,250
     50,000   Pittston Brink's Group......................................       1,934,375
     45,000   Tidewater, Inc..............................................       1,710,000
                                                                              ------------
                                                                                 6,306,375
                                                                              ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                           VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 11.5%
     63,000   Century Telephone Enterprises...............................    $  2,791,687
     38,000   Cleco Corporation...........................................       1,137,625
     38,000   CMS Energy Corporation......................................       1,655,375
     61,000   Conectiv, Inc...............................................       1,246,688
     61,000   Energy East Corporation.....................................       2,478,124
     60,000   Illinova Corporation........................................       1,743,750
     34,000   MCN Corporation.............................................       1,224,000
     34,000   New England Electric System.................................       1,419,500
     64,000   NIPSCO Industries, Inc......................................       1,720,000
     25,000   Oklahoma Gas & Electric Company.............................       1,340,625
     46,000   Pinnacle West Capital.......................................       2,067,124
     67,000   Public Service Company of New Mexico........................       1,453,063
     45,000   SCANA Corporation...........................................       1,296,563
                                                                              ------------
                                                                                21,574,124
                                                                              ------------
              TOTAL COMMON STOCKS (Cost $118,401,636).....................     180,244,682
                                                                              ------------
              MONEY MARKET MUTUAL FUND -- 1.2%
  2,253,190   AIM Treasury Money Market...................................       2,253,190
                                                                              ------------
              TOTAL MONEY MARKET MUTUAL FUND (Cost $2,253,190)............       2,253,190
                                                                              ------------
              U.S. TREASURY BILL -- 2.6%
  5,000,000   U.S. Treasury Bill, 7/23/98.................................       4,965,600
                                                                              ------------
              TOTAL U.S. TREASURY BILL (Cost $4,964,106)..................       4,965,600
                                                                              ------------
              TOTAL INVESTMENTS (Cost $125,618,932)(a) -- 100.0%..........     187,463,472
              LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%...............         (49,496)
                                                                              ------------
              TOTAL NET ASSETS -- 100.0%..................................    $187,413,976
                                                                              ============

---------------
(a) At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $125,619,218. Cost for federal income tax purposes differs from value of net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $65,479,349
            Unrealized depreciation............................   (3,635,095)
                                                                 -----------
            Net unrealized appreciation........................  $61,844,254
                                                                 ===========

(b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP FUND
Schedule of Portfolio Investments
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS -- 94.0%
            ADVERTISING -- 0.7%
   10,000   Catalina Marketing Corporation(b)...........................  $    452,500
                                                                          ------------
            AUTOMOTIVE -- 0.2%
    5,000   Standard Products Company...................................       146,875
                                                                          ------------
            BUILDING PRODUCTS -- 0.2%
    4,000   TJ International, Inc.......................................       115,750
                                                                          ------------
            BUSINESS EQUIPMENT & SERVICES -- 6.9%
   40,000   ADVO, Inc.(b)...............................................     1,002,500
   10,000   Jack Henry & Associates.....................................       326,250
    3,000   Kronos, Inc.(b).............................................       107,250
   10,000   National Computer Systems, Inc..............................       242,500
   12,000   New England Business Services, Inc..........................       390,750
   55,000   Paxar Corporation(b)........................................       680,625
   13,000   Stone & Webster, Inc........................................       526,500
   32,000   Zebra Technologies, Class A(b)..............................     1,228,000
                                                                          ------------
                                                                             4,504,375
                                                                          ------------
            CAPITAL GOODS -- 6.8%
   35,000   Dravo Group Corporation(b)..................................       393,750
   25,000   Kent Electronics Corporation(b).............................       525,000
   13,000   Lone Star Industries Corporation............................       977,438
   25,000   Manitowoc Company, Inc......................................     1,024,999
    2,835   NSC Corporation.............................................         5,760
   15,000   Regal-Beloit Corporation....................................       489,375
   17,000   Texas Industries, Inc.......................................     1,009,375
                                                                          ------------
                                                                             4,425,697
                                                                          ------------
            COMPUTER EQUIPMENT -- 0.2%
   10,000   Integrated Circuit System(b)................................       137,813
                                                                          ------------
            COMPUTER SOFTWARE -- 0.5%
   10,000   Dialogic Corporation(b).....................................       330,000
                                                                          ------------
            CONSTRUCTION -- 0.7%
   30,000   MDC Holdings, Inc...........................................       453,750
                                                                          ------------
            CONSUMER DURABLES -- 1.7%
   14,000   A.O. Smith Corporation......................................       707,000
   50,000   TBC Corporation(b)..........................................       403,125
                                                                          ------------
                                                                             1,110,125
                                                                          ------------
            CONSUMER NON-DURABLE -- 7.0%
   30,000   BMC Industries, Inc.........................................       440,625
   22,000   Kellwood Company............................................       727,375
   15,000   Natures Sunshine............................................       346,875
   32,000   Nautica Enterprises, Inc.(b)................................       936,000
   26,000   Russ Berrie & Company, Inc..................................       656,500

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            CONSUMER NON-DURABLE (CONTINUED)
   15,000   Smithfield Foods, Inc.(b)...................................  $    405,000
   15,000   St. John Knits, Inc.........................................       576,563
   20,000   Wolverine World Wide, Inc...................................       493,750
                                                                          ------------
                                                                             4,582,688
                                                                          ------------
            CONSUMER SERVICES -- 3.9%
   10,000   Bell Sports(b)..............................................        94,375
   18,750   Marcus Corporation..........................................       331,641
   45,000   Merrill Corporation.........................................     1,018,125
   10,000   Nelson (Thomas), Inc........................................       129,375
   20,000   Prime Hospitality Corporation(b)............................       358,750
   17,500   Valassis Communications, Inc.(b)............................       615,781
                                                                          ------------
                                                                             2,548,047
                                                                          ------------
            ELECTRICAL & ELECTRONICS -- 0.6%
   30,000   Unitrode Corporation(b).....................................       391,875
                                                                          ------------
            ENERGY -- 4.0%
   22,000   Input/Output, Inc.(b).......................................       484,000
   22,000   Oceaneering International, Inc.(b)..........................       473,000
   20,000   Offshore Logistics(b).......................................       407,500
   10,000   Pool Energy Services Company(b).............................       203,750
   12,600   Seitel, Inc.(b).............................................       214,200
   12,000   Tuboscope, Inc.(b)..........................................       271,500
   30,000   Vintage Petroleum, Inc......................................       543,750
                                                                          ------------
                                                                             2,597,700
                                                                          ------------
            FINANCIAL SERVICES -- 15.5%
   17,000   Allied Group, Inc...........................................       716,125
    5,000   American Bankers Insurance Group............................       300,000
   34,000   AMRESCO, Inc.(b)............................................     1,147,500
   13,000   Arthur J. Gallagher & Company...............................       560,625
   13,000   Capital Re Corporation......................................       968,500
   12,000   CMAC Investment Corporation.................................       726,000
   16,000   Enhance Financial Services Corporation......................     1,042,000
   18,000   Fremont General Corporation.................................     1,029,375
   25,000   Frontier Insurance Group, Inc...............................       612,500
   22,000   Orion Capital Corp..........................................     1,238,874
   20,000   Protective Life Corporation.................................       720,000
   11,000   Provident Financial Group...................................       563,063
   15,000   Selective Insurance Group, Inc..............................       395,625
                                                                          ------------
                                                                            10,020,187
                                                                          ------------
            FOOD -- 0.4%
   15,000   Fleming Company.............................................       285,938
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE -- 11.0%
   40,000   ADAC Laboratories(b)........................................  $    795,000
   45,000   Alpharma, Inc...............................................       978,750
   34,000   Integrated Health Services..................................     1,264,374
   15,000   Lincare Holdings, Inc.(b)...................................     1,125,000
   35,000   Mariner Health Group(b).....................................       520,625
    9,852   Paragon Health Network(b)...................................       151,475
   25,000   Patterson Dental Company(b).................................       812,500
    8,600   Safeskin Corporation(b).....................................       301,000
   30,000   Sola International, Inc.(b).................................     1,186,875
                                                                          ------------
                                                                             7,135,599
                                                                          ------------
            HOMEBUILDERS -- 0.8%
   30,000   D. R. Horton, Inc...........................................       540,000
                                                                          ------------
            INSURANCE -- 0.5%
   10,000   Fidelity National Financial.................................       333,750
                                                                          ------------
            MACHINE-DIVERSIFIED -- 0.3%
    5,000   Applied Power, Inc..........................................       171,250
                                                                          ------------
            MACHINERY & EQUIPMENT -- 0.2%
    5,000   Robbins & Myers, Inc........................................       148,438
                                                                          ------------
            METALS -- 0.4%
   15,000   Intermet Corporation........................................       292,500
                                                                          ------------
            RAW MATERIALS -- 3.5%
    6,000   Cambrex Corporation.........................................       335,625
   15,000   Chemed Corporation..........................................       552,188
    6,000   Macdermid, Inc..............................................       246,000
   24,000   Mueller Industries, Inc.(b).................................       744,000
   20,000   Quaker Chemical Corporation.................................       416,250
                                                                          ------------
                                                                             2,294,063
                                                                          ------------
            RETAIL -- 8.1%
   10,000   Cash America International..................................       168,750
   35,000   Cato Corporation............................................       529,375
   25,000   CKE Restaurants, Inc........................................       793,750
   25,000   Dress Barn, Inc.(b).........................................       724,219
   35,000   Foodmaker, Inc.(b)..........................................       590,625
   20,000   Landry's Seafood Restaurants, Inc.(b).......................       453,125
   15,000   Men's Warehouse(b)..........................................       639,375
   27,000   Ross Stores, Inc............................................     1,191,374
    5,000   Shopko Stores, Inc.(b)......................................       174,375
                                                                          ------------
                                                                             5,264,968
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            COMMON STOCKS (CONTINUED)
            SHELTER -- 1.2%
    7,500   Ethan Allen Interiors, Inc..................................  $    377,343
    9,000   Oakwood Homes Corporation...................................       244,688
    8,000   Ryland Group, Inc...........................................       160,500
                                                                          ------------
                                                                               782,531
                                                                          ------------
            TECHNOLOGY -- 11.2%
   10,000   Alliant Techsystems, Inc.(b)................................       645,000
   35,000   BE Aerospace, Inc.(b).......................................     1,011,718
   35,000   Benchmark Electronics, Inc.(b)..............................       706,563
   10,000   Cube Microsystems, Inc.(b)..................................       195,625
   45,000   Digital Microwave(b)........................................       434,531
   35,000   Kemet Corporation(b)........................................       563,281
   25,000   Kulicke & Soffa Industries(b)...............................       428,125
   35,000   Microage, Inc.(b)...........................................       472,500
   25,000   Novellus Systems(b).........................................       945,312
   40,000   Plexus Corporation(b).......................................       860,000
    4,000   Progress Software Corporation(b)............................       129,500
   20,000   Tech Data Corporation(b)                                           812,500
    4,000   Watkins-Johnson Company.....................................       100,750
                                                                          ------------
                                                                             7,305,405
                                                                          ------------
            TEXTILES -- 0.5%
    7,000   Pillowtex Corporation.......................................       327,250
                                                                          ------------
            TRANSPORTATION & SHIPPING -- 2.8%
   35,000   Arkansas Best Corporation(b)................................       341,250
   21,000   Comair Holdings, Inc........................................       559,125
   12,500   M.S. Carriers, Inc.(b)......................................       373,438
   17,000   U.S. Freightways Corporation................................       535,500
                                                                          ------------
                                                                             1,809,313
                                                                          ------------
            UTILITIES -- 4.2%
   11,000   Central Hudson Gas and Electric Corporation.................       480,563
   13,000   Commonwealth Energy Systems Company.........................       493,999
    5,400   Connecticut Energy Corporation..............................       156,938
   15,000   Eastern Utilities Association...............................       380,625
    9,000   Orange & Rockland Utilities.................................       480,938
   11,500   Piedmont Natural Gas Company, Inc...........................       364,406
   12,500   TNP Enterprises, Inc........................................       407,031
                                                                          ------------
                                                                             2,764,500
                                                                          ------------
            TOTAL COMMON STOCKS (Cost $60,671,424)......................    61,272,887
                                                                          ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP FUND
Schedule of Portfolio Investments (continued)
May 31, 1998

 SHARES
   OR
PRINCIPAL                                                                    MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                         ------
            MONEY MARKET MUTUAL FUNDS -- 5.7%
1,714,100   Aim Treasury Money Market...................................  $  1,714,100
2,000,000   Dreyfus Treasury Cash Management............................     2,000,000
                                                                          ------------
            TOTAL MONEY MARKET MUTUAL FUNDS (Cost $3,714,100)...........     3,714,100
                                                                          ------------
            TOTAL INVESTMENTS (Cost $64,385,524)(a) -- 99.7%............    64,986,987
                                                                          ------------
            OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%..................       167,257
                                                                          ------------
            TOTAL NET ASSETS -- 100.0%..................................  $ 65,154,244
                                                                          ============

---------------
(a) At May 31, 1998, the aggregate cost of investment securities for federal income tax purposes differs from the value of net unrealized appreciation of securities as follows:

            Unrealized appreciation...........................  $  5,588,707
            Unrealized depreciation...........................    (4,987,244)
                                                                ------------
            Net unrealized appreciation.......................  $    601,463
                                                                ============

(b) Non-income producing securities.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 1998

                                                              MONEY         SHORT TERM      INTERMEDIATE
                                                              MARKET        GOVERNMENT     TERM GOVERNMENT
                                                               FUND        INCOME FUND       INCOME FUND
                                                           ------------    ------------    ---------------
ASSETS:
  Investments in securities, at value (cost $382,610,783,
    $122,302,362 and $117,533,702, respectively).........  $382,610,783    $122,789,093     $121,399,020
  Repurchase agreements, at value........................    41,039,863              --               --
  Dividends and interest receivable......................     1,200,824       1,049,502        1,975,674
  Receivable for Fund shares sold........................           669         189,864            1,737
  Deferred organization costs............................         3,738              --               --
  Prepaid expenses and other assets......................        14,447              --               --
                                                           ------------    ------------     ------------
    Total Assets.........................................   424,870,324     124,028,459      123,376,431
                                                           ------------    ------------     ------------
LIABILITIES:
  Dividends payable......................................     1,955,539         558,470          585,364
  Payable for Fund shares redeemed.......................            --              --           17,500
  Advisory fees payable..................................        56,720          41,723           51,413
  Administrative services fees payable...................         4,136           4,998            4,706
  Distribution fees payable (Consumer Service Class).....        20,618             634              854
  Custodian fees payable.................................        15,144           4,172            4,145
  Other accrued expenses.................................            --          34,873            3,965
                                                           ------------    ------------     ------------
      Total Liabilities..................................     2,052,157         644,870          667,947
                                                           ------------    ------------     ------------
         NET ASSETS:.....................................  $422,818,167    $123,383,589     $122,708,484
                                                           ============    ============     ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............  $    422,820    $     12,529     $     11,863
  Additional paid-in capital.............................   422,406,487     125,587,305      123,373,651
  Accumulated undistributed (distributions in excess of)
    net investment income................................         5,829         (25,116)         (46,474)
  Accumulated net realized loss on investments...........       (16,969)     (2,677,860)      (4,495,874)
  Net unrealized appreciation from investments...........            --         486,731        3,865,318
                                                           ------------    ------------     ------------
      Total Net Assets...................................  $422,818,167    $123,383,589     $122,708,484
                                                           ============    ============     ============
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Net Assets...........................................  $349,023,832    $120,202,786     $118,743,425
    Shares of beneficial interest outstanding............   349,023,170      12,206,355       11,478,978
                                                           ============    ============     ============
    Net Asset Value, offering and redemption price per
      share..............................................         $1.00           $9.85             $10.34
                                                                  -----           -----         --------
                                                                  -----           -----         --------
  CONSUMER SERVICE CLASS:
    Net Assets...........................................  $ 73,794,335    $  3,180,803     $  3,965,059
    Shares of beneficial interest outstanding............    73,796,405         322,942          383,601
                                                           ============    ============     ============
    Net Asset Value, offering and redemption price per
      share..............................................         $1.00           $9.85             $10.34
                                                                  -----           -----         --------
                                                                  -----           -----         --------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 1998

                                                            LARGE CAP        MID CAP          SMALL CAP
                                                           EQUITY FUND     GROWTH FUND          FUND
                                                           ------------    ------------    ---------------
ASSETS:
  Investments in securities, at value (cost $151,223,826,
    $125,618,932 and $64,385,524, respectively)..........  $301,085,474    $187,463,472      $64,986,987
  Dividends and interest receivable......................       538,874         190,501           45,107
  Receivable for Fund shares sold........................        68,055          29,351          205,364
  Deferred organization costs............................            --           7,327            8,590
  Prepaid expenses and other assets......................            --              --               --
                                                           ------------    ------------      -----------
      Total Assets.......................................   301,692,403     187,690,651       65,246,048
                                                           ------------    ------------      -----------
LIABILITIES:
  Dividends payable......................................       370,185         108,858               --
  Payable for Fund shares redeemed.......................        39,039           1,400               --
  Advisory fees payable..................................       156,170         122,297           54,967
  Administrative services fees payable...................        11,814           6,976            2,185
  Distribution fees payable (Consumer Service Class).....         8,240           4,174              758
  Custodian fees payable.................................        10,398           6,523            2,199
  Other accrued expenses.................................        36,882          26,447           31,695
                                                           ------------    ------------      -----------
      Total Liabilities..................................       632,728         276,675           91,804
                                                           ------------    ------------      -----------
         NET ASSETS......................................  $301,059,675    $187,413,976      $65,154,244
                                                           ============    ============      ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............  $     12,054    $      9,322      $     6,566
  Additional paid-in capital.............................   138,254,897     119,754,812       63,942,334
  Accumulated distributions in excess of net investment
    income...............................................       (30,415)         (5,977)              --
  Accumulated undistributed net realized gain on
    investments..........................................    12,961,491       5,811,279          603,881
  Net unrealized appreciation from investments...........   149,861,648      61,844,540          601,463
                                                           ------------    ------------      -----------
      Total Net Assets...................................  $301,059,675    $187,413,976      $65,154,244
                                                           ============    ============      ===========
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Net Assets...........................................  $259,585,418    $168,115,998      $61,449,878
    Shares of beneficial interest outstanding............    10,393,041       8,361,763        6,192,351
                                                           ============    ============      ===========
    Net Asset Value, offering and redemption price per
      share..............................................        $24.98          $20.11              $9.92
                                                                 ------          ------          -------
                                                                 ------          ------          -------
  CONSUMER SERVICE CLASS:
    Net Assets...........................................  $ 41,474,257    $ 19,297,978      $ 3,704,366
    Shares of beneficial interest outstanding............     1,660,726         960,071          373,786
                                                           ============    ============      ===========
    Net Asset Value, offering and redemption price per
      share..............................................        $24.97          $20.10              $9.91
                                                                 ------          ------          -------
                                                                 ------          ------          -------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the Year Ended May 31, 1998

                                                              MONEY         SHORT TERM      INTERMEDIATE
                                                             MARKET         GOVERNMENT     TERM GOVERNMENT
                                                              FUND          INCOME FUND      INCOME FUND
                                                           -----------      -----------    ---------------
INVESTMENT INCOME:
  Interest...............................................  $25,477,139      $7,490,797       $ 7,391,468
  Dividends..............................................       61,208          73,885            59,117
                                                           -----------      ----------       -----------
  Total Investment Income................................   25,538,347       7,564,682         7,450,585
                                                           -----------      ----------       -----------
EXPENSES:
  Advisory fees..........................................    1,358,311         490,543           572,600
  Administrative services fees...........................      670,195         180,995           168,816
  Distribution fees (Consumer Service Class).............      288,789           4,034             5,186
  Custodian fees.........................................      181,734          49,055            45,809
  Audit and legal fees...................................       92,084          13,084            19,252
  Fund accounting fees...................................       33,213          17,467            32,747
  Transfer agency fees...................................       43,980           6,121            11,546
  Organization expenses..................................        9,297           4,864             4,864
  Trustees' fees and expenses............................       40,020          11,238            10,115
  Other expenses.........................................      148,301          11,369            18,629
                                                           -----------      ----------       -----------
    Total Expenses.......................................    2,865,924         788,770           889,564
    Less: Expenses waived by Advisor and/or
      Administrator......................................   (1,082,548)             --           (57,262)
                                                           -----------      ----------       -----------
    Total Net Expenses...................................    1,783,376         788,770           832,302
                                                           -----------      ----------       -----------
  NET INVESTMENT INCOME/(LOSS)...........................   23,754,971       6,775,912         6,618,283
                                                           -----------      ----------       -----------
NET REALIZED/UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain/(loss) on investments................       (7,755)        709,547           123,368
  Net change in unrealized appreciation/(depreciation) on
    investments..........................................           --         552,544         4,477,874
                                                           -----------      ----------       -----------
  Net realized/unrealized gain/(loss) on investments.....       (7,755)      1,262,091         4,601,242
                                                           -----------      ----------       -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $23,747,216      $8,038,003       $11,219,525
                                                           ===========      ==========       ===========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the Year Ended May 31, 1998

                                                               LARGE CAP         MID CAP        SMALL CAP
                                                              EQUITY FUND      GROWTH FUND       Fund(a)
                                                              -----------      -----------      ----------
INVESTMENT INCOME:
  Interest..................................................  $   112,237      $   173,322      $       --
  Dividends (net of foreign withholding tax of $30,239, $0
    and $0, respectively)...................................    4,731,416        2,267,952         344,349
                                                              -----------      -----------      ----------
  Total Investment Income...................................    4,843,653        2,441,274         344,349
                                                              -----------      -----------      ----------
EXPENSES:
  Advisory fees.............................................    1,671,113        1,240,502         330,599
  Administrative services fees..............................      410,694          243,636          48,141
  Distribution fees (Consumer Service Class)................       73,719           30,841           2,469
  Custodian fees............................................      111,408           65,593          13,224
  Audit and legal fees......................................       72,682           35,488          19,551
  Fund accounting fees......................................       40,579           34,035          26,716
  Transfer agency fees......................................       87,004           40,542           3,960
  Organization expenses.....................................        4,864            9,575           1,508
  Trustees' fees and expenses...............................       25,096           14,651           2,785
  Other expenses............................................      113,662           74,730          34,925
                                                              -----------      -----------      ----------
    Total Expenses..........................................    2,610,821        1,789,593         483,878
                                                              -----------      -----------      ----------
  NET INVESTMENT INCOME/(LOSS)..............................    2,232,832          651,681        (139,529)
                                                              -----------      -----------      ----------
NET REALIZED/UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain/(loss) on investments...................   13,921,927       13,580,881         743,590
  Net change in unrealized appreciation/(depreciation) on
    investments.............................................   60,709,330       22,747,932         601,463
                                                              -----------      -----------      ----------
  Net realized/unrealized gain/(loss) on investments........   74,631,257       36,328,813       1,345,053
                                                              -----------      -----------      ----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $76,864,089      $36,980,494      $1,205,524
                                                              ===========      ===========      ==========

---------------
(a) Fund commenced operations on October 1, 1997.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                          SHORT TERM GOVERNMENT            INTERMEDIATE TERM
                                            MONEY MARKET FUND                  INCOME FUND              GOVERNMENT INCOME FUND
                                      -----------------------------   -----------------------------   ---------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                         MAY 31,         MAY 31,         MAY 31,         MAY 31,        MAY 31,        MAY 31,
                                          1998            1997            1998            1997            1998           1997
                                       ----------      ----------      ----------      ----------      ----------     ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss).......  $  23,754,971   $  21,840,078   $   6,775,912   $   6,631,180   $  6,618,283   $  5,292,333
 Net realized gain/(loss) on
   investments......................         (7,755)         10,495         709,547        (695,641)       123,368       (114,007)
 Net change in unrealized
   appreciation/ (depreciation) on
   investments......................             --              --         552,544         471,301      4,477,874      1,010,690
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Net increase/(decrease) in net
   assets resulting from
   operations.......................     23,747,216      21,850,573       8,038,003       6,406,840     11,219,525      6,189,016
                                      -------------   -------------   -------------   -------------   ------------   ------------
Distributions to shareholders from:
 Net investment income
   Institutional Class..............    (17,909,471)    (18,776,904)     (6,690,972)     (6,564,119)    (6,587,342)    (5,059,433)
   Consumer Service Class...........     (5,845,500)     (3,063,174)        (84,940)        (67,062)      (115,823)      (101,543)
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                        (23,754,971)    (21,840,078)     (6,775,912)     (6,631,181)    (6,703,165)    (5,160,976)
                                      -------------   -------------   -------------   -------------   ------------   ------------
 In excess of net investment income
   Institutional Class..............             --              --              --              --        (45,724)            --
   Consumer Service Class...........             --              --              --              --           (750)            --
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                                 --              --              --              --        (46,474)            --
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Net realized gain on investments
   Institutional Class..............             --         (13,881)             --              --             --             --
                                      -------------   -------------   -------------   -------------   ------------   ------------
   Net decrease in net assets
     resulting from distributions...    (23,754,971)    (21,853,959)     (6,775,912)     (6,631,181)    (6,749,639)    (5,160,976)
                                      -------------   -------------   -------------   -------------   ------------   ------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class..............    694,995,401     673,536,254      18,548,663      39,147,025     38,379,424     30,358,536
   Consumer Service Class...........    210,472,260     200,861,942       2,760,371         403,772      3,318,154        125,232
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                        905,467,661     874,398,196      21,309,034      39,550,797     41,697,578     30,483,768
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Proceeds from reinvestment of
   dividends
   Institutional Class..............         67,649          50,627       4,951,318       4,778,814      4,721,379      3,306,749
   Consumer Service Class...........      5,461,030       2,257,747          57,098          61,335         77,338         87,190
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                          5,528,679       2,308,374       5,008,416       4,840,149      4,798,717      3,393,939
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Cost of shares redeemed
   Institutional Class..............   (666,771,987)   (719,812,199)    (30,975,873)    (23,892,369)   (23,009,377)   (18,107,860)
   Consumer Service Class...........   (234,357,245)   (136,114,374)       (852,229)       (736,148)      (955,677)      (941,349)
                                      -------------   -------------   -------------   -------------   ------------   ------------
                                       (901,129,232)   (855,926,573)    (31,828,102)    (24,628,517)   (23,965,054)   (19,049,209)
                                      -------------   -------------   -------------   -------------   ------------   ------------
 Net increase/(decrease) in net
   assets from shares of beneficial
   interest transactions............      9,867,108      20,779,997      (5,510,652)     19,762,429     22,531,241     14,828,498
                                      -------------   -------------   -------------   -------------   ------------   ------------
Total increase/(decrease) in net
 assets.............................      9,859,353      20,776,611      (4,248,561)     19,538,088     27,001,127     15,856,538
NET ASSETS:
 Beginning of period................    412,958,814     392,182,203     127,632,150     108,094,062     95,707,357     79,850,819
                                      -------------   -------------   -------------   -------------   ------------   ------------
 End of period......................  $ 422,818,167   $ 412,958,814   $ 123,383,589   $ 127,632,150   $122,708,484   $ 95,707,357
                                      =============   =============   =============   =============   ============   ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                                                                                      SMALL CAP
                                                            LARGE CAP EQUITY FUND          MID CAP GROWTH FUND           FUND
                                                         ---------------------------   ---------------------------   ------------
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                           MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                                             1998           1997           1998           1997         1998(a)
                                                          ----------     ----------     ----------     ----------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)..........................  $  2,232,832   $  2,798,324   $    651,681   $    893,163   $  (139,529)
 Net realized gain/(loss) on investments...............    13,921,927      1,164,271     13,580,881      1,922,390       743,590
 Net change in unrealized appreciation/(depreciation)
   on investments......................................    60,709,330     48,227,378     22,747,932     19,983,182       601,463
                                                         ------------   ------------   ------------   ------------   -----------
   Net increase in net assets resulting from
     operations........................................    76,864,089     52,189,973     36,980,494     22,798,735     1,205,524
                                                         ------------   ------------   ------------   ------------   -----------
Distributions to shareholders from:
 Net investment income
   Institutional Class.................................    (2,059,592)    (2,692,406)      (639,145)      (870,028)         (180)
   Consumer Service Class..............................      (165,538)      (173,421)       (19,304)       (17,854)           --
                                                         ------------   ------------   ------------   ------------   -----------
                                                           (2,225,130)    (2,865,827)      (658,449)      (887,882)         (180)
                                                         ------------   ------------   ------------   ------------   -----------
 In excess of net investment income
   Institutional Class.................................       (22,090)            --             --             --            --
   Consumer Service Class..............................        (8,326)            --         (5,977)            --            --
                                                         ------------   ------------   ------------   ------------   -----------
                                                              (30,416)            --         (5,977)            --            --
                                                         ------------   ------------   ------------   ------------   -----------
 Net realized gain on investments
   Institutional Class.................................    (1,889,861)    (2,663,128)    (7,652,175)    (2,164,608)           --
   Consumer Service Class..............................      (225,130)      (201,637)      (599,526)       (50,169)           --
                                                         ------------   ------------   ------------   ------------   -----------
                                                           (2,114,991)    (2,864,765)    (8,251,701)    (2,214,777)           --
                                                         ------------   ------------   ------------   ------------   -----------
   Net decrease in net assets resulting from
     distributions.....................................    (4,370,537)    (5,730,592)    (8,916,127)    (3,102,659)         (180)
                                                         ------------   ------------   ------------   ------------   -----------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class.................................    37,952,631     71,830,680     34,283,679     36,918,030    64,042,780
   Consumer Service Class..............................    18,685,066      8,069,305     13,519,294      4,080,489     3,880,547
                                                         ------------   ------------   ------------   ------------   -----------
                                                           56,637,697     79,899,985     47,802,973     40,998,519    67,923,327
                                                         ------------   ------------   ------------   ------------   -----------
 Proceeds from reinvestment of dividends
   Institutional Class.................................     3,086,525      4,115,005      7,069,524      2,591,733           163
   Consumer Service Class..............................       386,410        358,638        616,073         64,970            --
                                                         ------------   ------------   ------------   ------------   -----------
                                                            3,472,935      4,473,643      7,685,597      2,656,703           163
                                                         ------------   ------------   ------------   ------------   -----------
 Cost of shares redeemed
   Institutional Class.................................   (79,937,041)   (25,533,693)   (24,672,370)   (14,267,383)   (3,812,494)
   Consumer Service Class..............................    (4,592,259)    (2,289,707)    (2,408,822)      (283,162)     (162,096)
                                                         ------------   ------------   ------------   ------------   -----------
                                                          (84,529,300)   (27,823,400)   (27,081,192)   (14,550,545)   (3,974,590)
                                                         ------------   ------------   ------------   ------------   -----------
 Net increase/(decrease) in net assets from shares of
   beneficial interest transactions....................   (24,418,668)    56,550,228     28,407,378     29,104,677    63,948,900
                                                         ------------   ------------   ------------   ------------   -----------
Total increase in net assets...........................    48,074,884    103,009,609     56,471,745     48,800,753    65,154,244
NET ASSETS:
 Beginning of period...................................   252,984,791    149,975,182    130,942,231     82,141,478            --
                                                         ------------   ------------   ------------   ------------   -----------
 End of period.........................................  $301,059,675   $252,984,791   $187,413,976   $130,942,231   $65,154,244
                                                         ============   ============   ============   ============   ===========

---------------
(a) Fund commenced operations on October 1, 1997.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements --  May 31, 1998
     1. Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The U.S. Treasury Money Market Fund, The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund (formerly, the Equity Fund), The Mid Cap Growth Fund and The Small Cap Fund (commenced operations on October 1, 1997), collectively (the "Funds"), or individually (the "Fund"), each with two classes of shares, the Institutional Class and the Consumer Service Class. The classes differ primarily with respect to the level of Distribution Fees borne by each class. Currently, six of the portfolios are active and one, The U.S. Treasury Money Market Fund, has not yet commenced operations.

     The Funds' investment objectives are as follows:

        The Money Market Fund -- as high a level of current income as is consistent with preservation of capital and liquidity.

        The Short Term Government Income Fund -- as high a level of current income as is consistent with limiting the risk of potential loss.

        The Intermediate Term Government Income Fund -- a high level of current income, with a secondary objective of total return.

        The Large Cap Equity Fund -- long-term capital appreciation by investing primarily in common stocks of large, well-established U.S. companies with market capitalization exceeding $1 billion at the time of purchase.

        The Mid Cap Growth Fund -- to achieve growth of capital by attempting to outperform the S&P MidCap Index.

        The Small Cap Fund -- long-term capital appreciation by investing primarily in the universe of companies comprising the S&P Small Cap 600 Index.

     2. Significant Accounting Policies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

          Security Valuation. Securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. The Money Market Fund values its securities at amortized cost, which approximates market value. Securities for which no market quotation is readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

          Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

          Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  May 31, 1998

     such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral be marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          Determination of Net Asset Value and Calculation of
     Expenses. Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one fund of the Trust are allocated among the respective funds. Investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Consumer Service Class.

          Dividends and Distributions. The Money Market, The Short Term Government Income and The Intermediate Term Government Income Funds declare dividends daily and pay those dividends monthly. The Large Cap Equity, The Mid Cap Growth and The Small Cap Funds declare and pay dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all dividends and distributions on the ex-dividend date.

          The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

          Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

          As of May 31, 1998, the following reclassification has been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                          ACCUMULATED           ACCUMULATED
                                                       UNDISTRIBUTED NET     UNDISTRIBUTED NET
                                                          INVESTMENT        REALIZED GAIN/(LOSS)
                                                         INCOME/(LOSS)         ON INVESTMENTS
                                                       -----------------    --------------------
The Small Cap Fund..................................        139,709              (139,709)

          Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund have been deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations.

     3. Advisory and Custodian Agreements. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to a fee computed daily and paid monthly, based on average

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  May 31, 1998

daily net assets, at the following annual rates: The Money Market Fund, 0.30%; The Short Term Government Income Fund, 0.40%; The Intermediate Term Government Income Fund, 0.50%; The Large Cap Equity Fund, 0.60%; The Mid Cap Growth Fund, 0.75%; and The Small Cap Fund, 1.00%.

     For the year ended May 31, 1998, Trustmark waived advisory fees of $679,155 and $57,262 for The Money Market Fund and Intermediate Term Government Income Fund, respectively.

     Under the Custodian Agreement, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the annual rate of 0.04%. For the year ended May 31, 1998, Trustmark earned the custodian fees shown in the statement of operations.

     4. Administration, Distribution, Fund Accounting and Transfer Agency Agreements. BISYS Fund Services ("BISYS LP"), a wholly-owned subsidiary of The BISYS Group, Inc., is an Ohio limited partnership. BISYS LP, with whom certain officers and trustees of the Funds are affiliated, serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Funds.

     The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. For the year ended May 31, 1998, BISYS LP waived administrator fees of $403,393 for The Money Market Fund.

     Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Consumer Service Class, pay fees to Performance Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc., up to an annual rate of 0.35% of the average daily net assets attributable to such shares for costs and expenses of the Distributor in connection with the distribution of the Consumer Service Class shares. No such fees will be paid by the Institutional Class. For the year ended May 31, 1998, the fees incurred amounted to 0.25% of the average daily net assets of each Fund's Consumer Service Class of shares.

     Under the terms of the fund accounting agreement, BISYS LP is entitled to receive an annual fee of $30,000 per fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

     Under the terms of the transfer agency agreement, BISYS LP is entitled to receive an annual fee of $15.00 per account and is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services.

     5. Security Purchases and Sales. Purchases and sales of securities for the year ended May 31, 1998, other than short term securities, were as follows:

                                                             PURCHASES        SALES
                                                            -----------    -----------
The Short Term Government Income Fund.....................  $87,265,957    $72,136,457
The Intermediate Term Government Income Fund..............   67,520,872     39,871,802
The Large Cap Equity Fund.................................   12,816,058     31,060,034
The Mid Cap Growth Fund...................................   51,036,353     32,073,327
The Small Cap Fund........................................   65,347,976      5,420,108

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  May 31, 1998

     6. Shares of Beneficial Interest. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                                                                                             SHORT TERM GOVERNMENT
                                                                   MONEY MARKET FUND              INCOME FUND
                                                              ---------------------------   -----------------------
                                                               YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                                MAY 31,        MAY 31,       MAY 31,      MAY 31,
                                                                  1998           1997          1998         1997
                                                              ------------   ------------   ----------   ----------
INSTITUTIONAL CLASS
Shares sold.................................................   694,995,401    673,527,201   1,887,533     3,998,186
Shares issued in reinvestment of distributions..............        67,649         50,629     504,025       489,110
                                                              ------------   ------------   ----------   ----------
                                                               695,063,050    673,577,830   2,391,558     4,487,296
Shares redeemed.............................................  (666,771,987)  (719,812,099)  (3,155,517)  (2,452,500)
                                                              ------------   ------------   ----------   ----------
Net increase (decrease) in shares...........................    28,291,063    (46,234,269)   (763,959)    2,034,796
                                                              ============   ============   ==========   ==========
CONSUMER SERVICE CLASS
Shares sold.................................................   210,472,260    200,861,148     280,309        41,252
Shares issued in reinvestment of distributions..............     5,461,030      2,257,747       5,810         6,276
                                                              ------------   ------------   ----------   ----------
                                                               215,933,290    203,118,895     286,119        47,528
Shares redeemed.............................................  (234,357,245)  (136,114,373)    (86,727)      (75,497)
                                                              ------------   ------------   ----------   ----------
Net increase (decrease) in shares...........................   (18,423,955)    67,004,522     199,392       (27,969)
                                                              ============   ============   ==========   ==========

                                                                   INTERMEDIATE TERM
                                                                GOVERNMENT INCOME FUND       LARGE CAP EQUITY FUND
                                                              ---------------------------   -----------------------
                                                               YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                                MAY 31,        MAY 31,       MAY 31,      MAY 31,
                                                                  1998           1997          1998         1997
                                                              ------------   ------------   ----------   ----------
INSTITUTIONAL CLASS
Shares sold.................................................     3,787,107      3,071,378   1,712,431     4,341,229
Shares issued in reinvestment of distributions..............       462,986        333,451     142,827       249,397
                                                              ------------   ------------   ----------   ----------
                                                                 4,250,093      3,404,829   1,855,258     4,590,626
Shares redeemed.............................................    (2,259,944)    (1,826,500)  (3,646,925)  (1,568,739)
                                                              ------------   ------------   ----------   ----------
Net increase (decrease) in shares...........................     1,990,149      1,578,329   (1,791,667)   3,021,887
                                                              ============   ============   ==========   ==========
CONSUMER SERVICE CLASS
Shares sold.................................................       322,546         12,702     827,432       492,606
Shares issued in reinvestment of distributions..............         7,586          8,790      17,747        21,683
                                                              ------------   ------------   ----------   ----------
                                                                   330,132         21,492     845,179       514,289
Shares redeemed.............................................       (94,109)       (95,285)   (203,755)     (137,774)
                                                              ------------   ------------   ----------   ----------
Net increase (decrease) in shares...........................       236,023        (73,793)    641,424       376,515
                                                              ============   ============   ==========   ==========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  May 31, 1998

                                                                                             SMALL CAP
                                                                  MID CAP GROWTH FUND           FUND
                                                              ---------------------------   ------------
                                                               YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                MAY 31,        MAY 31,        MAY 31,
                                                                  1998           1997          1998*
                                                              ------------   ------------   ------------
INSTITUTIONAL CLASS
Shares sold.................................................     1,782,027      2,558,236     6,582,400
Shares issued in reinvestment of distributions..............       369,778        175,821            17
                                                              ------------   ------------    ----------
                                                                 2,151,805      2,734,057     6,582,417
Shares redeemed.............................................    (1,271,150)      (997,066)     (390,066)
                                                              ------------   ------------    ----------
Net increase (decrease) in shares...........................       880,655      1,736,991     6,192,351
                                                              ============   ============    ==========
CONSUMER SERVICE CLASS
Shares sold.................................................       697,248        266,169       390,048
Shares issued in reinvestment of distributions..............        32,187          4,397            --
                                                              ------------   ------------    ----------
                                                                   729,435        270,566       390,048
Shares redeemed.............................................      (122,941)       (19,298)      (16,263)
                                                              ------------   ------------    ----------
Net increase (decrease) in shares...........................       606,494        251,268       373,785
                                                              ============   ============    ==========

---------------

* Fund commenced operations on October 1, 1997 to May 31, 1998.

     7. Concentration of Credit Risk. In the pursuit of its minimum credit risk policy, The Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region.

     At May 31, 1998, The Money Market Fund had a concentration in excess of 10% of its net assets in the Automotive industry (14.10%).

     8. Federal Income Taxes. It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     At May 31, 1998, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                AMOUNT      EXPIRES
                                                                ------      -------
The Money Market Fund                                         $   16,528     2006
The Short Term Government Income Fund                          2,081,922     2003
                                                                 595,936     2005
The Intermediate Term Government Income Fund                   4,297,671     2003
                                                                 114,007     2005

     To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  May 31, 1998

     9. Federal Income Taxes Information (unaudited). During the fiscal year ended May 31, 1998, the Funds declared mid term capital gain distributions and long term capital gain distributions as follows:

                                                               MID-TERM     LONG-TERM
                                                                 28%           20%
                                                               --------     ---------
The Large Cap Equity Fund...................................  $1,164,107    $  950,884
The Mid Cap Growth Fund.....................................     989,387     5,039,784

     For corporate shareholders the following percentage of the total ordinary income distributions paid during the fiscal year ended May 31, 1998 qualify for the corporate dividend received deduction for the following funds:

                                                    PERCENTAGE
                                                    ----------
The Large Cap Equity Fund.........................    100.00%
The Mid Cap Growth Fund...........................     71.74%
The Small Cap Fund................................     30.29%

     Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses:

                                                   POST-OCTOBER
                                                  CAPITAL LOSSES
                                                  --------------
The Money Market Fund...........................       $441

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                                                  YEAR          YEAR       YEAR       YEAR       YEAR
                                                                 ENDED         ENDED      ENDED      ENDED      ENDED
                                                                MAY 31,       MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                                                  1998          1997       1996       1995      1994*
INSTITUTIONAL CLASS                                           ------------    --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $1.00        $1.00      $1.00      $1.00      $1.00
                                                                  ------          ----       ----       ----       ----
Income from Investment Operations:
  Net investment income/(loss)..............................        0.05          0.05       0.05       0.05       0.02
                                                                  ------          ----       ----       ----       ----
Distributions to shareholders from:
  Net investment income.....................................       (0.05)        (0.05)     (0.05)     (0.05)     (0.02)
                                                                  ------          ----       ----       ----       ----
Net Asset Value, End of Period..............................       $1.00         $1.00      $1.00      $1.00      $1.00
                                                                  ------          ----       ----       ----       ----
                                                                  ------          ----       ----       ----       ----
Total Return................................................        5.43%         5.34%      5.60%      5.27%      2.17%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................    $349,024      $320,732   $366,966   $324,942   $139,157
  Net investment income before waivers/reimbursements.......        5.07%         4.94%      5.12%      4.91%      2.77%**
  Net investment income net of waivers/reimbursements.......        5.31%         5.20%      5.42%      5.27%      3.30%**
  Expenses before waivers/reimbursements....................        0.57%         0.51%      0.54%      0.59%      0.68%**
  Expenses net of waivers/reimbursements....................        0.33%         0.25%      0.24%      0.23%      0.15%**

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD........................       $1.00         $1.00      $1.00      $1.00      $1.00
                                                                  ------          ----       ----       ----       ----
Income from Investment Operations:
  Net investment income/(loss)..............................        0.05          0.04       0.05       0.05       0.02
                                                                  ------          ----       ----       ----       ----
Distributions to shareholders from:
  Net investment income.....................................       (0.05)        (0.04)     (0.05)     (0.05)     (0.02)
                                                                  ------          ----       ----       ----       ----
Net Asset Value, End of Period..............................       $1.00         $1.00      $1.00      $1.00      $1.00
                                                                  ------          ----       ----       ----       ----
                                                                  ------          ----       ----       ----       ----
Total return................................................        5.18%         5.07%      5.33%      5.02%      2.03%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................     $73,794       $92,220    $25,216     $3,564       $797
  Net investment income before waivers/reimbursements.......        4.82%         5.13%      4.87%      4.66%      2.52%**
  Net investment income net of waivers/reimbursements.......        5.06%         5.23%      5.17%      5.02%      3.05%**
  Expenses before waivers/reimbursements....................        0.82%         0.48%      0.79%      0.84%      0.93%**
  Expenses net of waivers/reimbursements....................        0.58%         0.38%      0.49%      0.48%      0.40%**

 * Fund commenced operations on September 30, 1993.
** Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                YEAR        YEAR       YEAR       YEAR       YEAR
                                                               ENDED       ENDED      ENDED      ENDED      ENDED
                                                              MAY 31,     MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                                                1998        1997       1996       1995       1994
INSTITUTIONAL CLASS                                           --------    --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $9.75       $9.75      $9.84      $9.77     $10.10
                                                                  ----        ----       ----       ----      -----
Income from Investment Operations:
  Net investment income/(loss)..............................      0.54        0.55       0.54       0.53       0.40
  Net realized and unrealized gain/(loss) on investments....      0.10       (0.01)     (0.09)      0.07      (0.25)
                                                                  ----        ----       ----       ----      -----
Total from investment operations............................      0.64        0.54       0.45       0.60       0.15
                                                                  ----        ----       ----       ----      -----
Distributions to shareholders from:
  Net investment income.....................................     (0.54)      (0.54)     (0.54)     (0.53)     (0.40)
  Net realized gain on investments..........................        --          --         --         --      (0.05)
  In excess of net realized gain on investments.............        --          --         --         --      (0.03)
                                                                  ----        ----       ----       ----      -----
Total distributions to shareholders.........................     (0.54)      (0.54)     (0.54)     (0.53)     (0.48)
                                                                  ----        ----       ----       ----      -----
Net Asset Value, End of Period..............................     $9.85       $9.75      $9.75      $9.84      $9.77
                                                                  ----        ----       ----       ----      -----
                                                                  ----        ----       ----       ----      -----
Total Return................................................      6.73%       5.70%      4.65%      6.37%      1.49%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................  $120,203    $126,428   $106,617   $104,730   $111,657
  Net investment income before waivers/reimbursements.......      5.53%       5.63%      5.47%      5.40%      3.95%
  Net investment income net of waivers/reimbursements.......      5.53%       5.63%      5.48%      5.43%      4.00%
  Expenses before waivers/reimbursements....................      0.64%       0.66%      0.72%      0.77%      0.74%
  Expenses net of waivers/reimbursements....................      0.64%       0.66%      0.71%      0.74%      0.69%
  Portfolio turnover rate...................................     65.07%      85.21%    120.00%    267.65%    213.43%

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD........................     $9.75       $9.75      $9.84      $9.77     $10.10
                                                                  ----        ----       ----       ----      -----
Income from Investment Operations:
  Net investment income/(loss)..............................      0.52        0.49       0.51       0.50       0.37
  Net realized and unrealized gain/(loss) on investments....      0.10          --      (0.09)      0.07      (0.25)
                                                                  ----        ----       ----       ----      -----
Total from investment operations............................      0.62        0.49       0.42       0.57       0.12
                                                                  ----        ----       ----       ----      -----
Distributions to shareholders from:
  Net investment income.....................................     (0.52)      (0.49)     (0.51)     (0.50)     (0.37)
  Net realized gain on investments..........................        --          --         --         --      (0.05)
  In excess of net realized gain on investments.............        --          --         --         --      (0.03)
                                                                  ----        ----       ----       ----      -----
Total distributions to shareholders.........................     (0.52)      (0.49)     (0.51)     (0.50)     (0.45)
                                                                  ----        ----       ----       ----      -----
Net Asset Value, End of Period..............................     $9.85       $9.75      $9.75      $9.84      $9.77
                                                                  ----        ----       ----       ----      -----
                                                                  ----        ----       ----       ----      -----
Total return................................................      6.48%       5.44%      4.38%      6.12%      1.23%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................  $  3,181    $  1,205   $  1,477   $    739   $    654
  Net investment income before waivers/reimbursements.......      5.28%       5.01%      5.22%      5.15%      3.70%
  Net investment income net of waivers/reimbursements.......      5.28%       5.01%      5.23%      5.18%      3.75%
  Expenses before waivers/reimbursements....................      0.89%       0.87%      0.96%      1.02%      0.99%
  Expenses net of waivers/reimbursements....................      0.89%       0.87%      0.95%      0.99%      0.94%
  Portfolio turnover rate...................................     65.07%      85.21%    120.00%    267.65%    213.43%

See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                YEAR       YEAR      YEAR       YEAR       YEAR
                                                               ENDED       ENDED     ENDED     ENDED      ENDED
                                                              MAY 31,     MAY 31,   MAY 31,   MAY 31,    MAY 31,
                                                                1998       1997      1996       1995       1994
INSTITUTIONAL CLASS                                           --------    -------   -------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 9.93    $ 9.82    $10.11      $ 9.87     $10.56
                                                                 -----    ------    ------       -----      -----
Income from Investment Operations:
  Net investment income/(loss)..............................      0.59      0.60      0.56        0.62       0.58
  Net realized and unrealized gain/(loss) on investments....      0.42      0.09     (0.29)       0.25      (0.52)
                                                                 -----     -----    ------       -----      -----
Total from investment operations............................      1.01      0.69      0.27        0.87       0.06
                                                                 -----     -----    ------       -----      -----
Distributions to shareholders from:
  Net investment income.....................................     (0.59)    (0.58)    (0.56)      (0.62)     (0.58)
  In excess of net investment income........................     (0.01)       --        --          --         --
  Net realized gain on investments..........................        --        --        --          --      (0.11)
  In excess of net realized gain on investments.............        --        --        --       (0.01)     (0.06)
                                                                 -----     -----    ------       -----      -----
Total distributions to shareholders.........................     (0.60)    (0.58)    (0.56)      (0.63)     (0.75)
                                                                 -----     -----    ------       -----      -----
Net Asset Value, End of Period..............................    $10.34    $ 9.93    $ 9.82      $10.11     $ 9.87
                                                                 -----     -----    ------       -----      -----
                                                                 -----     -----    ------       -----      -----
Total Return................................................     10.42%     7.20%     2.66%       9.31%      0.34%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................  $118,743    $94,242   $77,677   $108,052   $158,420
  Net investment income before waivers/reimbursements.......      5.73%     6.43%     5.50%       6.33%      5.35%
  Net investment income net of waivers/reimbursements.......      5.78%     6.48%     5.55%       6.44%      5.50%
  Expenses before waivers/reimbursements....................      0.77%     0.91%     0.86%       0.82%      0.80%
  Expenses net of waivers/reimbursements....................      0.72%     0.86%     0.81%       0.71%      0.65%
  Portfolio turnover rate...................................     35.62%    46.23%   183.00%     339.95%    102.46%

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 9.93    $ 9.82    $10.11      $ 9.87     $10.56
                                                                 -----    ------    ------       -----      -----
Income from Investment Operations:
  Net investment income/(loss)..............................      0.57      0.57      0.54        0.60       0.55
  Net realized and unrealized gain/(loss) on investments....      0.42      0.10     (0.29)       0.25      (0.52)
                                                                 -----     -----    ------       -----      -----
Total from investment operations............................      0.99      0.67      0.25        0.85       0.03
                                                                 -----     -----    ------       -----      -----
Distributions to shareholders from:
  Net investment income.....................................     (0.57)    (0.56)    (0.54)      (0.60)     (0.55)
  In excess of net investment income........................     (0.01)       --        --          --         --
  Net realized gain on investments..........................        --        --        --          --      (0.11)
  In excess of net realized gain on investments.............        --        --        --       (0.01)     (0.06)
                                                                 -----    ------    ------       -----      -----
Total distributions to shareholders.........................     (0.58)    (0.56)    (0.54)      (0.61)     (0.72)
                                                                 -----     -----    ------       -----      -----
Net Asset Value, End of Period..............................    $10.34    $ 9.93    $ 9.82      $10.11     $ 9.87
                                                                 -----    ------    ------       -----      -----
                                                                 -----     -----    ------       -----      -----
Total return................................................     10.15%     6.92%     2.40%       9.06%      0.08%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................  $  3,965    $1,465    $2,174    $  3,225   $  3,384
  Net investment income before waivers/reimbursements.......      5.48%     5.55%     5.25%       6.08%      5.10%
  Net investment income net of waivers/reimbursements.......      5.53%     5.60%     5.30%       6.19%      5.25%
  Expenses before waivers/reimbursements....................      1.02%     1.08%     1.11%       1.07%      1.05%
  Expenses net of waivers/reimbursements....................      0.97%     1.03%     1.06%       0.96%      0.90%
  Portfolio turnover rate...................................     35.62%    46.23%   183.00%     339.95%    102.46%

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                YEAR        YEAR       YEAR       YEAR      YEAR
                                                               ENDED       ENDED      ENDED      ENDED      ENDED
                                                              MAY 31,     MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                                                1998        1997       1996       1995      1994
INSTITUTIONAL CLASS                                           --------    --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $19.16      $15.29     $12.51     $11.33    $11.21
                                                                 -----       -----      -----      -----    ------
Income from Investment Operations:
  Net investment income/(loss)..............................      0.19        0.24       0.23       0.25      0.23
  Net realized and unrealized gain/(loss) on investments....      6.00        4.13       3.29       1.42      0.12
                                                                 -----       -----      -----      -----    ------
Total from investment operations............................      6.19        4.37       3.52       1.67      0.35
                                                                 -----       -----      -----      -----    ------
Distributions to shareholders from:
  Net investment income.....................................     (0.19)      (0.25)     (0.23)     (0.24)    (0.23)
  Net realized gain on investments..........................     (0.18)      (0.25)     (0.51)     (0.25)       --
                                                                 -----       -----      -----      -----    ------
Total distributions to shareholders.........................     (0.37)      (0.50)     (0.74)     (0.49)    (0.23)
                                                                 -----       -----      -----      -----    ------
Net Asset Value, End of Period..............................    $24.98      $19.16     $15.29     $12.51    $11.33
                                                                 -----       -----      -----      -----    ------
                                                                 -----       -----      -----      -----    ------
Total return................................................     32.53%      29.06%     28.73%     15.35%     3.10%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................  $259,585    $233,454   $140,144   $100,110   $93,983
  Net investment income before waivers/reimbursements.......      0.83%       1.34%      1.55%      2.02%     1.84%
  Net investment income net of waivers/reimbursements.......      0.83%       1.43%      1.65%      2.15%     1.99%
  Expenses before waivers/reimbursements....................      0.91%       0.92%      0.91%      0.92%     0.98%
  Expenses net of waivers/reimbursements....................      0.91%       0.83%      0.81%      0.79%     0.83%
  Portfolio turnover rate...................................      4.78%       1.41%      6.00%     58.08%    27.11%

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD........................    $19.16      $15.29     $12.51     $11.33    $11.21
                                                                 -----       -----      -----      -----    ------
Income from Investment Operations:
  Net investment income/(loss)..............................      0.13        0.20       0.19       0.22      0.20
  Net realized and unrealized gain/(loss) on investments....      5.99        4.13       3.29       1.42      0.12
                                                                 -----       -----      -----      -----    ------
Total from investment operations............................      6.12        4.33       3.48       1.64      0.32
                                                                 -----       -----      -----      -----    ------
Distributions to shareholders from:
  Net investment income.....................................     (0.13)      (0.21)     (0.19)     (0.21)    (0.20)
  Net realized gain on investments..........................     (0.18)      (0.25)     (0.51)     (0.25)       --
                                                                 -----       -----      -----      -----    ------
Total distributions to shareholders.........................     (0.31)      (0.46)     (0.70)     (0.46)    (0.20)
                                                                 -----       -----      -----      -----    ------
Net Asset Value, End of Period..............................    $24.97      $19.16     $15.29     $12.51    $11.33
                                                                 -----       -----      -----      -----    ------
                                                                 -----       -----      -----      -----    ------
Total return................................................     32.20%      28.75%     28.42%     15.10%     2.85%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................   $41,474     $19,531     $9,831     $5,234    $5,287
  Net investment income before waivers/reimbursements.......      0.58%       1.10%      1.30%      1.77%     1.59%
  Net investment income net of waivers/reimbursements.......      0.58%       1.18%      1.40%      1.90%     1.74%
  Expenses before waivers/reimbursements....................      1.16%       1.14%      1.16%      1.17%     1.23%
  Expenses net of waivers/reimbursements....................      1.16%       1.06%      1.06%      1.04%     1.08%
  Portfolio turnover rate...................................      4.78%       1.41%      6.00%     58.08%    27.11%

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                                YEAR        YEAR      YEAR      YEAR      YEAR
                                                               ENDED       ENDED      ENDED     ENDED     ENDED
                                                              MAY 31,     MAY 31,    MAY 31,   MAY 31,   MAY 31,
                                                                1998        1997      1996      1995      1994*
INSTITUTIONAL CLASS                                           --------    --------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $16.71      $14.05    $11.11    $ 9.60    $10.00
                                                                 -----       -----     -----     -----     -----
Income from Investment Operations:
  Net investment income/(loss)..............................      0.08        0.13      0.13      0.13      0.03
  Net realized and unrealized gain/(loss) on investments....      4.40        2.99      3.44      1.51     (0.40)
                                                                 -----       -----     -----     -----     -----
Total from investment operations............................      4.48        3.12      3.57      1.64     (0.37)
                                                                 -----       -----     -----     -----     -----
Distributions to shareholders from:
  Net investment income.....................................     (0.08)      (0.13)    (0.13)    (0.13)    (0.03)
  Net realized gain on investments..........................     (1.00)      (0.33)    (0.50)       --        --
                                                                 -----       -----     -----     -----     -----
Total distributions to shareholders.........................     (1.08)      (0.46)    (0.63)    (0.13)    (0.03)
                                                                 -----       -----     -----     -----     -----
Net Asset Value, End of Period..............................    $20.11      $16.71    $14.05    $11.11     $9.60
                                                                 -----       -----     -----     -----     -----
                                                                 -----       -----     -----     -----     -----
Total return................................................     27.15%      22.62%    33.06%    17.31%    (3.66%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................  $168,116    $125,035   $80,704   $48,068   $33,779
  Net investment income before waivers/reimbursements.......      0.41%       0.75%     0.90%     1.11%     0.60%**
  Net investment income net of waivers/reimbursements.......      0.41%       0.89%     1.06%     1.37%     1.60%**
  Expenses before waivers/reimbursements....................      1.07%       1.06%     1.14%     1.22%     1.93%**
  Expenses net of waivers/reimbursements....................      1.07%       0.92%     0.98%     0.96%     0.93%**
  Portfolio turnover rate...................................     20.48%       7.72%    28.00%    20.39%     5.88%

CONSUMER SERVICE CLASS
NET ASSET VALUE, BEGINNING OF PERIOD........................    $16.72      $14.05    $11.11    $ 9.60    $10.00
                                                                 -----       -----     -----     -----     -----
Income from Investment Operations:
  Net investment income/(loss)..............................      0.03        0.09      0.10      0.11      0.03
  Net realized and unrealized gain/(loss) on investments....      4.39        3.00      3.44      1.51     (0.40)
                                                                 -----       -----     -----     -----     -----
Total from investment operations............................      4.42        3.09      3.54      1.62     (0.37)
                                                                 -----       -----     -----     -----     -----
Distributions to shareholders from:
  Net investment income.....................................     (0.03)      (0.09)    (0.10)    (0.11)    (0.03)
  In excess of net investment income........................     (0.01)         --        --        --        --
  Net realized gain on investments..........................     (1.00)      (0.33)    (0.50)       --        --
                                                                 -----       -----     -----     -----     -----
Total distributions to shareholders.........................     (1.04)      (0.42)    (0.60)    (0.11)    (0.03)
                                                                 -----       -----     -----     -----     -----
Net Asset Value, End of Period..............................    $20.10      $16.72    $14.05    $11.11     $9.60
                                                                 -----       -----     -----     -----     -----
                                                                 -----       -----     -----     -----     -----
Total return................................................     26.82%      22.33%    32.76%    17.06%    (3.70%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................   $19,298      $5,911    $1,437      $277       $35
  Net investment income before waivers/reimbursements.......      0.16%       0.54%     0.63%     0.86%     0.35%**
  Net investment income net of waivers/reimbursements.......      0.16%       0.65%     0.79%     1.12%     1.35%**
  Expenses before waivers/reimbursements....................      1.32%       1.30%     1.39%     1.47%     2.18%**
  Expenses net of waivers/reimbursements....................      1.32%       1.19%     1.23%     1.21%     1.18%**
  Portfolio turnover rate...................................     20.48%       7.72%    28.00%    20.39%     5.88%

---------------

 * Fund commenced operations on February 24, 1994.
** Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                              INSTITUTIONAL CLASS    CONSUMER SERVICE CLASS
                                                              -------------------    ----------------------
                                                                FOR THE PERIOD           FOR THE PERIOD
                                                                     ENDED                   ENDED
                                                                 MAY 31, 1998*           MAY 31, 1998*
                                                                --------------           --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $10.00              $ 10.00
                                                               ------------          --------------
Income from Investment Operations:
  Net investment income/(loss)..............................          (0.03)(a)               (0.04)(a)
  Net realized and unrealized gain/(loss) on investments....          (0.05)                  (0.05)
                                                               ------------          --------------
Total from investment operations............................          (0.08)                  (0.09)
                                                               ------------          --------------
Net Asset Value, End of Period..............................        $  9.92                 $  9.91
                                                               ------------          --------------
                                                               ------------          --------------
Total Return................................................          (0.80%)                 (0.90%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, end of period (in thousands)..................        $61,450                 $ 3,704
  Ratio of net investment income/(loss) to average net
    assets..................................................          (0.41%)**               (0.66%)**
  Ratio of expenses to average net assets...................           1.45% **                1.70% **
  Portfolio turnover rate...................................          12.28%                  12.28%

---------------

 * Fund commenced operations on October 1, 1997.
 ** Annualized.
(a) Calculated based on average shares during the period.

See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Performance Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Fund, Short Term Government Income Fund, Intermediate Term Government Income Fund, Large Cap Equity Fund, Mid Cap Growth Fund and Small Cap Fund (constituting six of the seven portfolios of Performance Funds Trust, hereafter referred to as the "Trust"), at May 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
July 17, 1998

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 1998

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Adviser

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT

INDICATIVE OF FUTURE RESULTS.

PF7/98